    As filed with the Securities and Exchange Commission on August 28, 2003


                                                      1933 Act Reg. No. 33-39519
                                                      1940 Act Reg. No. 811-5686

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
         Pre-Effective Amendment No.
         Post-Effective Amendment No. 23                                       X


                                     and/or


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                                 X
         Amendment No.  27                                                     X


                       (Check appropriate box or boxes.)

                        AIM INVESTMENT SECURITIES FUNDS
                        -------------------------------
               (Exact name of Registrant as Specified in Charter)

                11 Greenway Plaza, Suite 100, Houston, TX 77046
                -----------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (713) 626-1919

                                Robert H. Graham
                11 Greenway Plaza, Suite 100, Houston, TX 77046
                -----------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:

Stephen Rimes, Esquire                   Martha J. Hays, Esquire
A I M Advisors, Inc.                     Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100             1735 Market Street, 51st Floor
Houston, Texas  77046                    Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)


            immediately upon filing pursuant to paragraph (b)
      ---
            on (date) pursuant to paragraph (b)
      ---
            60 days after filing pursuant to paragraph (a)(i)
      ---
       X    on October 29, 2003 pursuant to paragraph (a)(i)
      ---
            75 days after filing pursuant to paragraph a(ii)
      ---
            on (date) pursuant to paragraph (a)(ii) of rule 485.
      ---


If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a
      ---   previously filed post-effective amendment.

                     AIM REAL ESTATE FUND


                     October 29, 2003





                     Prospectus

                     AIM Real Estate Fund seeks to achieve high total return.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C and Investor Class shares of the funds. Please read it before investing and keep it for future reference.

                     Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing
                     Shares -- Grandfathered Investors."

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-4

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                 A-10

Taxes                                             A-11

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class C shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................    36.44%
1997...................................................................    18.88%
1998...................................................................   -23.16%
1999...................................................................    -3.54%
2000...................................................................    28.25%
2001...................................................................     9.49%
2002...................................................................     8.06%



    The Class C shares' year-to-date total return as of September 30, 2003 was [13.94]%.


    During the period shown in the bar chart, the highest quarterly return was 19.39% (quarter ended December 31, 1996) and the lowest quarterly return was -15.54% (quarter ended September 30, 1998).

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                  SINCE      INCEPTION
December 31, 2002)                1 YEAR     5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                              12/31/96
  Return Before Taxes                3.58%     2.11%      4.86%
  Return After Taxes on
    Distributions                    2.37      0.43       2.97
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                      2.20      0.77       2.94
Class B
  Return Before Taxes                3.13       N/A       2.69       03/03/98
Class C
  Return Before Taxes                7.06      2.38       9.39       05/01/95
Investor Class(1)
  Return Before Taxes                8.77      3.10       5.71       12/31/96(1)
--------------------------------------------------------------------------------
S&P 500(2)                         (22.09)%   (0.58)%     9.02%      04/30/95(5)
Morgan Stanley Real Estate
  Index(3)                           3.65      3.30      10.79       04/30/95
Lipper Real Estate Fund Index(4)     3.63      2.75        N/A       04/30/95
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and Investor Class will vary.

(1) The returns shown for these periods are the restated historical performance of the fund's Class A shares at the net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. Investor Class shares would have different returns because, although the shares are invested in the same portfolio of securities, the Investor Class has a different expense structure. The inception date shown in the table is that of the fund's Class A shares. As of July 21, 2003, Investor Class shares have not commenced operations.
(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has also included the Morgan Stanley Real Estate Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Real Estate Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The Morgan Stanley Real Estate Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
(4) The Lipper Real Estate Fund Index is an equally weighted representation of the 30 largest funds within the Lipper Real Estate category.
(5) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                               INVESTOR
your investment)                      CLASS A    CLASS B    CLASS C    CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                        4.75%       None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)  5.00%     1.00%       None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted                                             INVESTOR
from fund assets)                         CLASS A   CLASS B   CLASS C   CLASS
--------------------------------------------------------------------------------
Management Fees                             0.90%     0.90%     0.90%     0.90%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.25

Other Expenses(4,5)                        [0.51]    [0.51]    [0.51]    [0.51]

Total Annual Fund
Operating Expenses                         [1.76]    [2.41]    [2.41]    [1.66]
--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) Other Expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.
(5) Other Expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $       $         $          $
Class B
Class C
Investor Class
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $       $         $          $
Class B
Class C
Investor Class
--------------------------------------------------------------------------------

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (the subadvisor) is located at INVESCO Realty Advisors division, One Lincoln Center, 5400 LBJ Freeway/LB2, Suite 700, Dallas, TX 75240. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION


During the fiscal year ended July 31, 2003, the advisor received compensation of [0.90]% of average daily net assets.


PORTFOLIO MANAGERS

The sub-advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Joe V. Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

    They are assisted by the Real Estate Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Real Estate Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years ended 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.


                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                                    SEVEN MONTHS
                                                       YEAR ENDED JULY 31,             ENDED          YEAR ENDED DECEMBER 31,
                                                ---------------------------------     JULY 31,     ------------------------------
                                                   2003        2002        2001         2000        1999      1998         1997
                                                -----------   -------     -------   ------------   -------   -------      -------
Net asset value, beginning of period             $            $ 13.56     $ 13.04     $ 10.61      $ 11.46   $ 15.74      $ 14.19(a)
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  (b)     0.47(b)     0.50        0.30(b)      0.42      0.58(b)      0.34
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                                     1.68        0.54        2.38        (0.75)    (4.11)        2.39
=================================================================================================================================
    Total from investment operations                             2.15        1.04        2.68        (0.33)    (3.53)        2.73
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.46)      (0.52)      (0.25)       (0.52)    (0.50)       (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --          --          --          --           --     (0.25)       (0.74)
=================================================================================================================================
    Total distributions                                         (0.46)      (0.52)      (0.25)       (0.52)    (0.75)       (1.18)
=================================================================================================================================
Net asset value, end of period                   $            $ 15.25     $ 13.56     $ 13.04      $ 10.61   $ 11.46      $ 15.74
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                          %      16.10%       8.23%      25.61%       (2.88)%  (22.54)%      19.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $            $86,411     $28,400     $23,187      $16,279   $20,087      $16,507
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       %(d)    1.77%       1.63%       1.62%(e)     1.61%     1.55%        1.60%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    %(d)    1.77%       1.79%       2.05%(e)     1.73%     1.71%        1.70%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 %(d)    3.25%       3.88%       4.49%(e)     3.70%     4.37%        3.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                               %         77%         85%         39%          52%       69%          57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================


(a) Net asset value has been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(d) Ratios are annualized and based on average daily net assets of $[100,492,776].

(e) Annualized.
(f) Not annualized for periods less than one year.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                     CLASS B
                                                ---------------------------------------------------------------------------------
                                                                                                                   MARCH 3, 1998
                                                                                                                    (DATE SALES
                                                                                    SEVEN MONTHS                    COMMENCED)
                                                       YEAR ENDED JULY 31,             ENDED        YEAR ENDED          TO
                                                ---------------------------------     JULY 31,     DECEMBER 31,    DECEMBER 31,
                                                   2003        2002        2001         2000           1999            1998
                                                -----------   -------     -------   ------------   ------------   ---------------
Net asset value, beginning of period              $           $ 13.59     $ 13.07     $ 10.64         $11.48          $ 15.34
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  (a)     0.38(a)     0.41        0.25(a)        0.32             0.37(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                                     1.68        0.53        2.39          (0.72)           (3.58)
=================================================================================================================================
    Total from investment operations                             2.06        0.94        2.64          (0.40)           (3.21)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.36)      (0.42)      (0.21)         (0.44)           (0.40)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --          --          --          --             --            (0.25)
=================================================================================================================================
    Total distributions                                         (0.36)      (0.42)      (0.21)         (0.44)           (0.65)
=================================================================================================================================
Net asset value, end of period                    $           $ 15.29     $ 13.59     $ 13.07         $10.64          $ 11.48
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          %      15.40%       7.42%      25.08%         (3.53)%         (21.02)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $           $69,557     $16,917     $12,722         $9,839          $ 6,901
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       %(c)    2.41%       2.36%       2.37%(d)       2.35%            2.31%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    %(c)    2.41%       2.43%       2.70%(d)       2.37%            2.35%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 %(c)    2.61%       3.15%       3.73%(d)       2.96%            3.62%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                               %         77%         85%         39%            52%              69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================


(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average daily net assets of $[80,500,140].

(d) Annualized.
(e) Not annualized for periods less than one year.

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                CLASS C
                                       ------------------------------------------------------------------------------------------
                                                                           SEVEN MONTHS
                                              YEAR ENDED JULY 31,             ENDED                 YEAR ENDED DECEMBER 31,
                                       ---------------------------------     JULY 31,          ----------------------------------
                                         2003         2002        2001         2000             1999          1998        1997(a)
                                       -----------   -------     -------   -----------------   -------       -------      -------
Net asset value, beginning of period     $           $ 13.57     $ 13.05        $ 10.62        $ 11.46       $ 15.74      $ 14.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         (b)     0.38(b)     0.41           0.25(b)        0.33(b)       0.50(b)      0.36(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)                      1.67        0.53           2.39          (0.73)        (4.13)        2.26
=================================================================================================================================
    Total from investment operations                    2.05        0.94           2.64          (0.40)        (3.63)        2.62
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                             (0.36)      (0.42)         (0.21)         (0.44)        (0.40)       (0.33)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                     --          --          --             --             --         (0.25)       (0.74)
=================================================================================================================================
    Total distributions                                (0.36)      (0.42)         (0.21)         (0.44)        (0.65)       (1.07)
=================================================================================================================================
Net asset value, end of period           $           $ 15.26     $ 13.57        $ 13.05        $ 10.62       $ 11.46      $ 15.74
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 %      15.35%       7.43%         25.13%         (3.54)%      (23.16)%      18.88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $           $37,733     $22,722        $20,306        $19,992       $32,921      $43,934
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                              %(d)    2.41%       2.36%          2.37%(e)       2.35%         2.31%        2.35%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           %(d)    2.41%       2.43%          2.70%(e)       2.37%         2.37%        2.35%
=================================================================================================================================
Ratio of net investment income to
  average net assets                            %(d)    2.61%       3.15%          3.73%(e)       2.96%         3.62%        2.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                      %         77%         85%            39%            52%           69%          57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================


(a) Net asset value has been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b)Calculated using average shares outstanding.
(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.

(d)Ratios are annualized and based on average daily net assets of $[42,028,440].

(e)Annualized.
(f)Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B              CLASS C              CLASS R              INVESTOR CLASS(6)
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(5)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(4)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $250,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(6) As of July 21, 2003 Investor Class shares of AIM Blue Chip Fund, AIM European Growth Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund and AIM Tax-Exempt Cash Fund have not commenced operations.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes                $   0  ($25 per AIM fund investment for           $50
section 401, 403 and 457 plans, and                                 salary deferrals from Employer-
SEP, SARSEP and SIMPLE IRA plans)                                   Sponsored Retirement Plans)

Systematic Purchase Plan                                        50                                             50

IRA, Roth IRA or Coverdell ESA                                 250                                             50

All other accounts                                           1,000                                             50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:

                                       Beneficiary Bank ABA/Routing
                                       #: 113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.

                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

GRANDFATHERED INVESTORS

As of July 21, 2003, Investor Class shares of certain funds that intend to offer such shares have not commenced operations (for a listing of funds that intend to offer Investor Class shares see the "Choosing a Share Class" section of your prospectus). Once operations commence, Investor Class shares of such funds may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently

                                                                      MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) INVESCO funds directors, employees of AMVESCAP PLC and its subsidiaries.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net

MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                     Fund(1)                             Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are
                                                                      MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM or INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM or INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM or INVESCO fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM or INVESCO fund and into (purchase) another AIM or INVESCO fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of

                                                                      MCF--08/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--08/03

                              --------------------
                              AIM REAL ESTATE FUND
                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us



--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 AIM REAL ESTATE FUND
 SEC 1940 Act file number: 811-5686
--------------------------------------


AIMinvestments.com               REA-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                        AIM INVESTMENT SECURITIES FUNDS
                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                 --------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AIM CASH RESERVE AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM INVESTMENT SECURITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS A3, CLASS B, CLASS C, CLASS R, AIM CASH RESERVE AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING
TO:


                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 4739
                           HOUSTON, TEXAS 77210-4739
                                 OR BY CALLING
                                 (800) 347-4246



                                 --------------



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 29, 2003, RELATES TO THE CLASS A, CLASS A3, CLASS B, CLASS C, AIM CASH RESERVE, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:



               FUND                                            DATED
               ----                                            -----
        AIM HIGH YIELD FUND                               OCTOBER 29, 2003

          AIM INCOME FUND                                 OCTOBER 29, 2003

 AIM INTERMEDIATE GOVERNMENT FUND                         OCTOBER 29, 2003

AIM LIMITED MATURITY TREASURY FUND                        OCTOBER 29, 2003

       AIM MONEY MARKET FUND                              OCTOBER 29, 2003

      AIM MUNICIPAL BOND FUND                             OCTOBER 29, 2003

       AIM REAL ESTATE FUND                               OCTOBER 29, 2003

     AIM SHORT TERM BOND FUND                             OCTOBER 29, 2003

    AIM TOTAL RETURN BOND FUND                            OCTOBER 29, 2003

                        AIM INVESTMENT SECURITIES FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                                                                  PAGE
GENERAL INFORMATION ABOUT THE TRUST.............................................................................     1
         Fund History...........................................................................................     1
         Shares of Beneficial Interest..........................................................................     1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS........................................................     4
         Classification.........................................................................................     4
         Investment Strategies and Risks........................................................................     4
                    Equity Investments..........................................................................     7
                    Foreign Investments.........................................................................     7
                    Debt Investments............................................................................     9
                    Other Investments...........................................................................    16
                    Investment Techniques.......................................................................    18
                    Derivatives.................................................................................    22
         Fund Policies..........................................................................................    29
         Temporary Defensive Positions..........................................................................    33

MANAGEMENT OF THE TRUST.........................................................................................    33
         Board of Trustees......................................................................................    33
         Management Information.................................................................................    33
                    Trustee Ownership of Fund Shares............................................................    34
                    Factors Considered in Approving the Investment Advisory Agreement...........................    34
         Compensation...........................................................................................    35
                    Retirement Plan For Trustees................................................................    35
                    Deferred Compensation Agreements............................................................    36
                    Purchase of Class A Shares of the Funds at Net Asset Value..................................    36
         Codes of Ethics........................................................................................    36
         Proxy Voting Policies..................................................................................    36

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................    37

INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................    37
         Investment Advisor.....................................................................................    37
         Investment Sub-Advisor.................................................................................    39
         Service Agreements.....................................................................................    39
         Other Service Providers................................................................................    40

BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................................    41
         Brokerage Transactions.................................................................................    41
         Commissions............................................................................................    41
         Brokerage Selection....................................................................................    42
         Directed Brokerage (Research Services).................................................................    43
         Regular Brokers or Dealers.............................................................................    43
         Allocation of Portfolio Transactions...................................................................    43
         Allocation of Initial Public Offering ("IPO") Transactions.............................................    44

PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................................    44
         Purchase and Redemption of Shares......................................................................    44
         Offering Price.........................................................................................    61
         Redemption In Kind.....................................................................................    63
         Backup Withholding.....................................................................................    63

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS........................................................................    64
         Dividends and Distributions............................................................................    64
         Tax Matters............................................................................................    65

DISTRIBUTION OF SECURITIES......................................................................................    73
         Distribution Plans.....................................................................................    73
         Distributor............................................................................................    76

CALCULATION OF PERFORMANCE DATA.................................................................................    77


APPENDICIES:

RATINGS OF DEBT SECURITIES......................................................................................   A-1

TRUSTEES AND OFFICERS...........................................................................................   B-1

TRUSTEE COMPENSATION TABLE......................................................................................   C-1

PROXY VOTING POLICIES...........................................................................................   D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................   E-1

MANAGEMENT FEES.................................................................................................   F-1

ADMINISTRATIVE SERVICES FEES....................................................................................   G-1

BROKERAGE COMMISSIONS...........................................................................................   H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS.................   I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................   J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................   K-1

TOTAL SALES CHARGES.............................................................................................   L-1

PERFORMANCE DATA................................................................................................   M-1

FINANCIAL STATEMENTS............................................................................................    FS

                      GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


      AIM Investment Securities Fund (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of nine separate portfolios: AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



      The Trust was originally organized as a Maryland corporation on November 4, 1988. Pursuant to an Agreement and Plan of Reorganization, AIM Limited Maturity Treasury Fund was reorganized on October 15, 1993 as a series portfolio of the Trust. Pursuant to another Agreement and Plan of Reorganization, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund were reorganized on June 1, 2000 as series portfolios of the Trust. In connection with their reorganization as series portfolios of the Trust, the fiscal year end of each of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund changed from December 31 to July 31. Pursuant to another Agreement and Plan of Reorganization, AIM Real Estate Fund was reorganized on October 29, 2003 as a series portfolio of the Trust.



      AIM Limited Maturity Treasury Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of Short-Term Investments Co., a Massachusetts business trust, on October 15, 1993. All historical financial information and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to AIM Limited Maturity Treasury Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund and AIM Municipal Bond Fund succeeded to the assets and assumed the liabilities of series portfolios with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Delaware business trust, on June 1, 2000. All historical financial information and other information contained in this Statement of Additional Information for periods prior to June 1, 2000, relating to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund or AIM Municipal Bond Fund (or any classes thereof) is that of the Predecessor Funds (or the corresponding classes thereof). AIM Real Estate Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Real Estate Predecessor Fund") of AIM Advisor Funds, a Delaware statutory trust, on October 29, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to October 29, 2003, relating to AIM Real Estate Fund (or a class thereof) is that of the Real Estate Predecessor Fund (or a corresponding class thereof).


SHARES OF BENEFICIAL INTEREST

      Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

      The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

      EACH SHARE OF EACH FUND REPRESENTS AN EQUAL PROPORTIONATE INTEREST IN THAT FUND WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH FUND AS ARE DECLARED BY THE BOARD. EACH FUND OFFERS SEPARATE CLASSES OF SHARES AS FOLLOWS:


------------------------------------------------------------------------------------------------------------------------------
          FUND             CLASS A    CLASS A3      AIM CASH     CLASS B     CLASS C     CLASS R     INSTITUTIONAL    INVESTOR
                                                    RESERVE                                              CLASS          CLASS
                                                     SHARES
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund           X                                     X           X                                         X
------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund               X                                     X           X           X                             X
------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate              X                                     X           X           X                             X
------------------------------------------------------------------------------------------------------------------------------
Government Fund
------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity          X           X                                                                X
Treasury Fund
------------------------------------------------------------------------------------------------------------------------------
AIM Money Market Fund                                  X            X           X           X                             X
------------------------------------------------------------------------------------------------------------------------------
AIM Municipal Bond Fund       X                                     X           X                                         X
------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund          X                                     X           X                                         X
------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                                        X
------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond         X                                     X           X
Fund
------------------------------------------------------------------------------------------------------------------------------


      This Statement of Additional Information relates solely to the Class A, Class A3, AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares, which are discussed in a separate Statement of Additional Information, are intended for use by certain eligible institutional investors and are available to the following:

      -     banks and trust companies acting in a fiduciary or similar capacity;
      -     bank and trust company common and collective trust funds;
      -     banks and trust companies investing for their own account;
      - entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);
      -     retirement plans; and
      - platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

      Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

      Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

      Because Class B shares automatically convert to Class A shares, or AIM Cash Reserve shares with respect to AIM Money Market Fund, at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders, or AIM Cash Reserve shareholders with respect to AIM Money Market Fund, of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

      Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

      Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

      The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

      SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

      The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

      The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds -- Registered Trademark --. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                        AIM INVESTMENT SECURITIES FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------------------------
         FUND                AIM         AIM          AIM         AIM        AIM        AIM         AIM        AIM        AIM
                             HIGH       INCOME    INTERMEDIATE  LIMITED     MONEY     MUNICIPAL     REAL       SHORT     TOTAL
SECURITY/                   YIELD        FUND      GOVERNMENT   MATURITY    MARKET    BOND FUND    ESTATE      TERM      RETURN
INVESTMENT                   FUND                     FUND      TREASURY     FUND                   FUND       BOND       BOND
TECHNIQUE                                                         FUND                                         FUND       FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                       EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
Common Stock                                                                                          X
-------------------------------------------------------------------------------------------------------------------------------
Preferred Stock               X           X                                                           X          X         X
-------------------------------------------------------------------------------------------------------------------------------
Convertible Securities        X           X                                                           X          X         X
-------------------------------------------------------------------------------------------------------------------------------
Alternative Entity                                                                                    X
Securities
-------------------------------------------------------------------------------------------------------------------------------
                                                      FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
Foreign Securities            X           X                                    X                      X          X         X
-------------------------------------------------------------------------------------------------------------------------------
Foreign Government            X           X                                    X                      X          X         X
Obligations
-------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange              X           X                                                           X                    X
Transactions
-------------------------------------------------------------------------------------------------------------------------------
                                                        DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government               X           X            X            X          X          X           X          X         X
Obligations
-------------------------------------------------------------------------------------------------------------------------------
Rule 2a-7 Requirements        X           X            X            X          X          X                      X         X
-------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed and           X           X            X                                  X           X          X         X
Asset-Backed Securities
-------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                                                                               X                    X
Obligations
-------------------------------------------------------------------------------------------------------------------------------
Bank Instruments                                                               X                                 X         X
-------------------------------------------------------------------------------------------------------------------------------
Commercial Instruments                                                         X
-------------------------------------------------------------------------------------------------------------------------------
Participation Interests                                                        X
-------------------------------------------------------------------------------------------------------------------------------
Municipal Securities          X           X                                    X          X                      X         X
-------------------------------------------------------------------------------------------------------------------------------
Municipal Lease                                                                           X
Obligations
-------------------------------------------------------------------------------------------------------------------------------
Investment Grade              X           X            X                       X          X           X          X         X
Corporate Debt
Obligations
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets                                                                                         X
-------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                    X           X                                               X
-------------------------------------------------------------------------------------------------------------------------------
                                                       OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
REITs                         X           X            X            X          X          X           X          X         X
-------------------------------------------------------------------------------------------------------------------------------
Other Investment              X           X            X            X          X          X           X          X         X
Companies
-------------------------------------------------------------------------------------------------------------------------------
Defaulted Securities          X           X                                               X
-------------------------------------------------------------------------------------------------------------------------------
Municipal Forward
Contracts
-------------------------------------------------------------------------------------------------------------------------------
Variable or Floating          X           X                                    X                                 X
Rate Instruments
-------------------------------------------------------------------------------------------------------------------------------
Indexed Securities
-------------------------------------------------------------------------------------------------------------------------------

                        AIM INVESTMENT SECURITIES FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------------------------
         FUND                AIM         AIM          AIM         AIM        AIM        AIM         AIM        AIM        AIM
                             HIGH       INCOME    INTERMEDIATE  LIMITED     MONEY     MUNICIPAL     REAL       SHORT     TOTAL
SECURITY/                   YIELD        FUND      GOVERNMENT   MATURITY    MARKET    BOND FUND    ESTATE      TERM      RETURN
INVESTMENT                   FUND                     FUND      TREASURY     FUND                   FUND       BOND       BOND
TECHNIQUE                                                         FUND                                         FUND       FUND
-------------------------------------------------------------------------------------------------------------------------------
Zero-Coupon and               X           X            X                                                         X         X
Pay-in-Kind Securities
-------------------------------------------------------------------------------------------------------------------------------
Synthetic Municipal
Instruments
-------------------------------------------------------------------------------------------------------------------------------
                                                     INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery             X            X             X            X          X          X                     X         X
Transactions
-------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities       X            X             X            X          X          X           X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Short Sales                  X            X             X                                  X           X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Margin Transactions
-------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                           X                                                            X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Interfund Loans              X            X             X            X          X          X           X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Borrowing                    X            X             X            X          X          X           X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Lending Portfolio            X            X             X            X          X          X           X         X         X
Securities
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements        X            X             X            X          X          X           X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase           X            X             X            X          X          X           X         X         X
Agreements
-------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls                              X             X                                                        X         X
-------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities          X            X             X            X          X          X           X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Rule 144A Securities         X            X             X                       X          X           X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers                                                                                     X         X         X
-------------------------------------------------------------------------------------------------------------------------------
Sale of Money Market                                                            X
Securities
-------------------------------------------------------------------------------------------------------------------------------
Standby Commitments
-------------------------------------------------------------------------------------------------------------------------------
                                                          DERIVATIVES
-------------------------------------------------------------------------------------------------------------------------------
Equity-Linked                                                                                         X
Derivatives
-------------------------------------------------------------------------------------------------------------------------------
Put Options                    X            X          X                                              X          X         X
-------------------------------------------------------------------------------------------------------------------------------
Call Options                   X            X          X                                  X           X          X         X
-------------------------------------------------------------------------------------------------------------------------------
Straddles                      X            X          X                                              X          X         X
-------------------------------------------------------------------------------------------------------------------------------
Warrants                       X            X                                                         X          X         X
-------------------------------------------------------------------------------------------------------------------------------
Futures Contracts and          X            X          X                                  X           X          X         X
Options on Futures
Contracts
-------------------------------------------------------------------------------------------------------------------------------
Forward Currency               X            X                                                         X                    X
Contracts
-------------------------------------------------------------------------------------------------------------------------------
Cover                          X            X          X                                  X           X          X         X
-------------------------------------------------------------------------------------------------------------------------------

Equity Investments

      COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      AIM High Yield Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

      CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

      The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

      The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.


      ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.


Foreign Investments

      FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers.

Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


      AIM High Yield Fund, AIM Real Estate Fund and AIM Total Return Bond Fund may invest up to 25% of their total assets, AIM Income Fund may invest up to 40% of its total assets, AIM Money Market Fund may invest up to 50% of its total assets and AIM Short Term Bond Fund may invest up to 15% of its total assets in foreign securities; however, AIM Money Market Fund and AIM Short Term Bond Fund may only invest in foreign securities denominated in U.S. dollars. In addition, AIM Total Return Bond Fund may only invest up to 5% of its total assets in foreign securities that are non-U.S. dollar denominated.


      Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

      Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

      Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

      Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

      Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

      On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU") established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain) has replaced its local currency with the euro effective January 1, 2002.


      Risk of Developing Countries. AIM High Yield Fund, AIM Income Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

      FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

      FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

      Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

      The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

      U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

      RULE 2A-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

      AIM Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

      MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

      Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

      If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.


      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM Total Return Bond Fund and AIM Real Estate Fund may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.



      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.


      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

      FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

      Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

      Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

      BANK INSTRUMENTS. AIM Money Market Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

      AIM Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

      COMMERCIAL INSTRUMENTS. AIM Money Market Fund intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

      PARTICIPATION INTERESTS. AIM Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

      MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

      Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

      The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

      Municipal Securities also include the following securities:

            - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

            - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

            - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

            - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

      The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

      Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

      Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

      At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

      Since the Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

      The Fund may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

      Other Considerations. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

      There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

      The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

      MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

      INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM Limited Maturity Treasury Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

      A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. The Funds, other than AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund, will purchase only investment grade corporate debt securities.

      LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).


      JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

      Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

      The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

      AIM High Yield Fund, AIM Income Fund and AIM Municipal Bond Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

      Descriptions of debt securities ratings are found in Appendix A.

Other Investments

      REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.


      To the extent consistent with their respective investment objectives and policies, each Fund (except AIM Real Estate Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITS.


      To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

      In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

      OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

      The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

      DEFAULTED SECURITIES. The Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Funds may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

      VARIABLE OR FLOATING RATE INSTRUMENTS. A Fund may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

      ZERO-COUPON AND PAY-IN-KIND SECURITIES. A Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, AIM Short Term Bond Fund and AIM Total Return Bond Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

      DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

      Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement.

      A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

      WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

      Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

      A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. Each Fund (except for AIM Limited Maturity Treasury Fund and AIM Money Market Fund) may pledge no more than 10% of its total assets as collateral for short sales against the box.

      MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.


      SWAP AGREEMENTS. AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund and AIM Income Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


      The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

      INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend its securities to other AIM Funds is subject to certain other terms and conditions.

      BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

      LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

      The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

      REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

      If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

      The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

      AIM Limited Maturity Treasury Fund's investment policies permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements (except AIM Limited Maturity Treasury Fund); or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets (U.S. Treasury obligations in the case of AIM Limited Maturity Treasury Fund) having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

      DOLLAR ROLLS. AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. A dollar roll involves the sale of a security, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

      Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Funds typically enter into dollar roll transactions on mortgage securities to enhance their return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

      Each Fund (except AIM Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with remaining maturities in excess of seven (7) days. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

      RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

      UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

      SALE OF MONEY MARKET SECURITIES. AIM Money Market Fund does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives


      AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest in forward currency contracts (except for AIM Intermediate Government Fund and AIM Short Term Bond Fund), futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. AIM Real Estate Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

      AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except, however, AIM Municipal Bond Fund may purchase and sell options on financial futures contracts and may sell covered call options.


      EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."


      PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to write (sell) the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

      A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

      Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

      A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

      If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

      Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

      Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

      A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

      Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

      The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

      Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

      A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

      The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

      Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

      "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

      If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

      Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

      Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

      FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

      Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

      The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

      Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

      COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

      Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

      Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

      (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

      (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

      (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

FUND POLICIES


      FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except that AIM Real Estate Fund is not subject to restriction (4) and only AIM Municipal Bond Fund is subject to restriction (9). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


      (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

      (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.


      AIM Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of AIM Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

      (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

      (9) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules.


      The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the Funds' advisor and, when applicable, the Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.



      NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.


      (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Money Market Fund with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result,
(i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC. In addition, in complying with the fundamental restriction regarding issuer diversification, AIM Municipal Bond Fund will regard each state and political subdivision, agency or instrumentality, and each multi-state agency of which such state is a member, as a separate issuer.

      (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33"% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

      (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM Limited Maturity Treasury Fund's fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.

      (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33"% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

      (1) AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds". For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (2) AIM Intermediate Government Fund normally invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (3) AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes, and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


      (4) AIM Real Estate Fund normally invests at least 80% of its assets in securities of real estate and real estate-related companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



      (5) AIM Short Term Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

      (6) AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



      (7) Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules.



      (8) AIM Municipal Bond Fund will not: invest 25% or more of its assets in
(a) securities whose issuers are located in the same state; (b) securities the interest upon which is paid from revenues of similar type projects; or (c) industrial development bonds. The policy described in (b) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Fund does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Fund's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.


      The Trust has obtained an opinion of Dechert Price & Rhoads, special counsel to the Trust, that shares of AIM Limited Maturity Treasury Fund are eligible for investment by a federal credit union. In order to ensure that shares of AIM Limited Maturity Treasury Fund meet the requirements for eligibility for investment by federal credit unions, that Fund has adopted the following additional non-fundamental policies:

            (a) The Fund will enter into repurchase agreements only with: (i) banks insured by the Federal Deposit Insurance Corporation (FDIC); (ii) savings and loan associations insured by the FDIC; or (iii) registered broker-dealers. The Fund will only enter into repurchase transactions pursuant to a master repurchase agreement in writing with the Fund's counterparty. Under the terms of a written agreement with its custodian, the Fund receives on a daily basis written confirmation of each purchase of a security subject to a repurchase agreement and a receipt from the Fund's custodian evidencing each transaction. In addition, securities subject to a repurchase agreement may be recorded in the Federal Reserve Book-Entry System on behalf of the Fund by its custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of the purchase.

            (b) The Fund will only enter into reverse repurchase agreements and purchase additional securities with the proceeds when such proceeds are used to purchase other securities that either mature on a date simultaneous with or prior to the expiration date of the reverse repurchase agreement, or are subject to an agreement to resell such securities within that same time period.

            (c) The Fund will only enter into securities lending transactions that comply with the same counterparty, safekeeping, maturity and borrowing restrictions that the Fund observes when participating in repurchase and reverse repurchase transactions.

            (d) The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date does not exceed 120 days, and only when settlement is on a cash basis. When the delivery of securities purchased in such manner is to occur within 30 days of the trade date, the Fund will purchase the securities only at their market price as of the trade date.

TEMPORARY DEFENSIVE POSITIONS

      In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or (with the exception of AIM Limited Maturity Treasury Fund) high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

      The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

      The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

      The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent auditors employed by the Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of the Fund; (iii) monitoring the process and resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and
(iv) preapproving permissible non-audit services that are provided to the Fund by its independent auditors. During the fiscal year ended July 31, 2002, the Audit Committee held five meetings.

      The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended July 31, 2002, the Investments Committee held five meetings.

      The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith

(whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended July 31, 2002, the Valuation Committee held one meeting.

      The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund. During the fiscal year ended July 31, 2002, the Committee on Directors/Trustees held six meetings.


      The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


Trustee Ownership of Fund Shares

      The dollar range of equity securities beneficially owned by each trustee
(i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

      The advisory agreement with AIM was re-approved for each Fund other than AIM Short Term Bond Fund by the Trust's Board at a meeting held on May 13-14, 2003. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

      In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

      After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

      Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

      Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

      The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

      The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

      Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

      Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

      The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund
- Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS


      AIM, the Trust, AIM Distributors and INVESCO Institutional (N.A.), Inc. have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES


      The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund (except AIM Real Estate Fund) to the Fund's investment advisor. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by AIM Real Estate Fund to the Fund's Investment Sub-Advisor. The investment advisor or Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.

      Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


      As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisors to the Funds are not exclusive and AIM and sub-advisors are free to render investment advisory services to others, including other investment companies.


      AIM is also responsible for furnishing to each Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by each Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

      The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders.

      AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

      Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

            FUND NAME                       NET ASSETS          ANNUAL RATE
----------------------------------   ------------------------   -----------

AIM High Yield Fund                  First $200 million               0.625%
                                     Next $300 million                 0.55%
                                     Next $500 million                 0.50%
                                     Amount over $1 billion            0.45%

AIM Income Fund                      First $200 million                0.50%
AIM Intermediate Government Fund     Next $300 million                 0.40%
AIM Municipal Bond Fund              Next $500 million                 0.35%
                                     Amount over $1 billion            0.30%

AIM Money Market Fund                First $1 billion                  0.55%
                                     Amount over $1 billion            0.50%

AIM Limited Maturity Treasury Fund   First $500 million                0.20%
                                     Amount over $500 million         0.175%

AIM Real Estate Fund                 All Assets                        0.90%


AIM Short Term Bond Fund             All Assets                        0.40%


AIM Total Return Bond                First $500 million                0.50%
                                     Next $500 million                 0.45%
                                     Amount over $1 billion            0.40%


      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

      AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g., if AIM waives 1.86% of Class A expenses, AIM will also waive 1.86% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has contractually agreed through July 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Short

Term Bond Fund's Class C shares to the extent necessary to limit the total operating expenses of Class C shares to 1.20%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreements between AIM and the Fund.


      INVESTMENT SUB-ADVISOR



      AIM has entered into a Master Sub-Advisory contract with INVESCO Institutional (N.A.), Inc. ("INVESCO, Inc.") (a "Sub-Advisor") to provide investment sub-advisory services to AIM Real Estate Fund.



      INVESCO, Inc. is registered as an investment advisor under the Advisers Act. INVESCO, Inc. believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit sharing funds for corporations and state and local governments). Funds are supervised by investment managers who utilize INVESCO, Inc.'s facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.



      AIM and INVESCO, Inc. are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).



      For the services to be rendered by INVESCO, Inc. under its Master Sub-Advisory Contract, the Advisor will pay the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.40% of the Advisor's compensation of the sub-advised assets per year, for AIM Real Estate Fund.



      The management fees payable by the Fund, the amounts waived by AIM and the net fee paid by the Fund for the last three fiscal years ended July 31, are found in Appendix F.


      SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

      AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

      ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

      Administrative services fees paid to AIM by each Fund for the last three fiscal years ended July 31, are found in Appendix G.

OTHER SERVICE PROVIDERS


      TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.



      The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AISI will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).



      Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds), and AISI pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Funds.



      CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund. The Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of AIM Limited Maturity Fund, AIM Money Market Fund and AIM Municipal Bond Fund. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York also serves as sub-custodian to facilitate cash management.


      The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the custodians are responsible for monitoring eligible foreign securities depositories.

      Under their contracts with the Trust, the custodians maintain the portfolio securities of the Funds, administer the purchases and sales of portfolio securities, collect interest and dividends and other distributions made on the securities held in the portfolios of the Funds and perform other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

      AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent public accountants to audit the financial statements of the Funds.

      COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES


      The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.


BROKERAGE TRANSACTIONS


      AIM or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


      Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

      Brokerage commissions paid by each of the Funds during the last three fiscal years ended July 31, are found in Appendix H.

COMMISSIONS

      During the last three fiscal years ended July 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

      The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

      Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Trust as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Trust's Board of Trustees and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

BROKERAGE SELECTION

      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the

Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

      AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)


      Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended July 31, 2003 are found in Appendix I.


REGULAR BROKERS OR DEALERS


      Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended July 31, 2003 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

      Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

      AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

      When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPOs transactions will be the same for each AIM Fund and account.


      On occasion, when the Sub-Advisor is purchasing certain thinly-traded securities or shares in an initial public offering for the Funds or other clients, the situation may arise that the Sub-Advisor is unable to obtain sufficient securities to fill the orders of the Funds or all other relevant clients. In that situation, the Sub-Advisor is required to use pro-rata allocation methods that ensure the fair and equitable treatment of all clients. (Such methods may include, for example, pro-rata allocation on each relevant trade, or "rotational" allocation).



      The requirement of pro-rata allocation is subject to limited exceptions - such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

      INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

      Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS


AIM Aggressive Growth Fund
AIM Asia Pacific Growth Fund
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Emerging Growth Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Global Utilities Fund
AIM Global Value Fund
AIM International Emerging Growth Fund
AIM International Growth Fund
AIM International Core Equity Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund
AIM New Technology Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Weingarten Fund



                                                                       Dealer
                                        Investor's Sales Charge      Concession
                                      ----------------------------   -------------
                                          As a            As a           As a
                                       Percentage      Percentage     Percentage
                                      of the Public    of the Net    of the Public
       Amount of Investment in          Offering         Amount        Offering
         Single Transaction(1)            Price         Invested        Price
---------------------------------     -------------   ------------   -------------
             Less than $   25,000         5.50%           5.82%         4.75%
$ 25,000 but less than $   50,000         5.25            5.54          4.50
$ 50,000 but less than $  100,000         4.75            4.99          4.00
$100,000 but less than $  250,000         3.75            3.90          3.00
$250,000 but less than $  500,000         3.00            3.09          2.50
$500,000 but less than $1,000,000         2.00            2.04          1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.

      CATEGORY II FUNDS

AIM Balanced Fund
AIM Basic Balanced Fund
AIM Developing Markets Fund
AIM Global Aggressive Growth Fund
AIM Global Energy Fund
AIM Global Financial Services Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Science and Technology Fund
AIM Global Trends Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund

AIM Intermediate Government Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Total Return Bond Fund


                                                                        Dealer
                                         Investor's Sales Charge      Concession
                                      ----------------------------   -------------
                                          As a            As a           As a
                                       Percentage      Percentage     Percentage
                                      of the Public    of the Net    of the Public
      Amount of Investment in           Offering         Amount        Offering
        Single Transaction                Price         Invested         Price
---------------------------------     -------------   ------------   -------------
             Less than $   50,000         4.75%           4.99%          4.00%
$ 50,000 but less than $  100,000         4.00            4.17           3.25
$100,000 but less than $  250,000         3.75            3.90           3.00
$250,000 but less than $  500,000         2.50            2.56           2.00
$500,000 but less than $1,000,000         2.00            2.04           1.60

      CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                        Dealer
                                        Investor's Sales Charge       Concession
                                      ----------------------------   -------------
                                          As a            As a           As a
                                       Percentage      Percentage     Percentage
                                      of the Public    of the Net    of the Public
     Amount of Investment in            Offering         Amount        Offering
       Single Transaction                 Price         Invested        Price
---------------------------------     -------------   ------------   -------------
             Less than $  100,000         1.00%           1.01%         0.75%
$100,000 but less than $  250,000         0.75            0.76          0.50
$250,000 but less than $1,000,000         0.50            0.50          0.40


      Beginning on October 31, 2002 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

      LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

      AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

      AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code"), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:

                              PERCENT OF PURCHASES

                       1% of the first $2 million
                       plus 0.80% of the next $1 million
                       plus 0.50% of the next $17 million
                       plus 0.25% of amounts in excess of $20 million

      If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

      If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

      If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on or after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category I or II Fund may not be exchanged for Class A Shares of a Category III Fund.

      If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchases as dealer compensation upon the exchange. The Class A Shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

      If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning on February 17, 2003, Class A Shares of a Category III Fund may not be exchanged for Class A Shares of another Category III Fund.

      PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                 0.50% of the first $20 million
                 plus 0.25% of amounts in excess of $20 million

      This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

      A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

      With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

      PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

      - an individual (including his or her spouse or domestic partner, and children);

      -     any trust established exclusively for the benefit of an individual ;

      - a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

      - a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

      - a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

            a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

            b. each transmittal is accompanied by a single check or wire transfer; and

            c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

      - a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

      - any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account provided that:

            a. the organization has been in existence for at least six months; and

            b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

      HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

      A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"); and (ii) subsequently fulfilling the conditions of that LOI.

      The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

      Calculating the Initial Sales Charge

      - Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

      - It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      - The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

      - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      Calculating the Number of Shares to be Purchased

      - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      - If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      - The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

      Fulfilling the Intended Investment

      - By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

      - To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      - If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      Canceling the LOI

      - If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

      - If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

      Other Persons Eligible for the LOI Privilege

      The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

      LOIs and Contingent Deferred Sales Charges

      If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

      A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

      If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

      To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

      Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

      If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

      OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

      Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

      PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

      - Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

      - Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

      AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

      Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

      -     AIM Management and its affiliates, or their clients;

      - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,-- Registered Trademark -- and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

      - Any current or retired officer, director, or employee (and members of their immediate family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

      - Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

      -     Purchases through approved fee-based programs;

      - Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

            a.    a plan's initial investment is at least $1 million;

            b.    the employer or plan sponsor signs a $1 million LOI;

            c. there are at least 100 employees eligible to participate in the plan; or

            d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

            e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

            f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

      - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

      - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter

            Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

      - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

      - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

      - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

      - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

      - Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

      -     Qualified Tuition Programs created and maintained in accordance with
            Section 529 of the Code;


      -     Shareholders of Investor Class shares of an AIM Fund;


      - Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

      - Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

      As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

      In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

      -     the reinvestment of dividends and distributions from a Fund;

      -     exchanges of shares of certain Funds;

      -     use of the reinstatement privilege; or

      -     a merger, consolidation or acquisition of assets of a Fund.

      PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

      In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

      Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

      Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

      AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

      Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         Percent of Cumulative Purchases

                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million

      With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

      Investor Class shares are sold at net asset value, and are not subject to an initial sales charge. or to a CDSC. AIM Distributors may pay dealers and institutions an annual service fe of 0.25% of average daily net assets and such payments will commence immediately.

Exchanges

      TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


      EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AISI at (800) 959-4246. If a shareholder is unable to reach AISI by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AISI as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AISI and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


Redemptions


      GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AISI, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


      REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AISI as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AISI in the designated account(s), present or future, with full power of substitution in the premises. AISI and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AISI and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AISI reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.



      SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AISI and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AISI. To provide funds for payments made under the Systematic Redemption Plan, AISI redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


      Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

      Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

      A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002, a CDSC also may be imposed upon the redemption of Large Purchases of Class A Shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

      CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

      - Redemptions of shares of Category I or II Funds held more than 18 months;

      - Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

      - Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

      - Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

      -     Redemptions from private foundations or endowment funds;

      - Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

      - Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchanges of Category I or II Fund shares;

      - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

      - Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

      - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

      - Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares;

      - Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

      - Redemptions of shares of Category I or II Funds held by an Investor Class shareholder.

      CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

      - Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

      - Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70-1/2;

      - Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

      - Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

      - Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

      - Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

      - Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section
            1.401(k)-1(d)(2)); and

      - Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

      CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:


      - Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AISI on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;


      - Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

      - Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
            Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

      - Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

      - Liquidation by the Fund when the account value falls below the minimum required account size of $500; and

      -     Investment account(s) of AIM.

      CDSCs will not apply to the following redemptions of Class C shares:

      - A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

      - A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

      - Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

      - Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

      CDSCs will not apply to the following redemptions of Class R shares:

      - Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

      - Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions


      GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AISI with all required information an documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AISI in its sole discretion.



      TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AISI. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


      SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.


      Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AISI's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AISI will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AISI.



      TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AISI as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AISI in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AISI and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AISI and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AISI reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.



      INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (PIN). By establishing a PIN the investor acknowledges and agrees that neither AISI nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.



      ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AISI maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AISI. Upon receiving returned mail, AISI will attempt to locate the investor or rightful owner of the account. If unsuccessful, AISI will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AISI is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

      The following formula may be used to determine the public offering price per Class A share of an investor's investment:

      Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

      For example, at the close of business on July 31, 2002, AIM High Yield Fund - Class A shares had a net asset value per share of $3.70. The offering price, assuming an initial sales charge of 4.75%, therefore was $3.88.

Calculation of Net Asset Value

For AIM Money Market Fund

      The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

      The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

      The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

      The Board of Trustees has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. AIM Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

For AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund, AIM Total Return Bond Fund


      Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

      Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Municipal Bond Fund values all variable rate securities with an unconditional demand or put feature exercisable within seven
(7) days or less are valued at par, which reflects the market value of such securities.

      Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

      Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

      AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

      Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

      Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

      An investor is subject to backup withholding if:

      1.    the investor fails to furnish a correct TIN to the Fund;

      2.    the IRS notifies the Fund that the investor furnished an incorrect
            TIN;

      3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

      4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

      5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

      Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


      Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.


      Investors should contact the IRS if they have any questions concerning withholding.

      IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


      It is the present policy of each Fund (except AIM Real Estate Fund) to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



      Dividends are declared to shareholders of record immediately prior to the determination of the net asset value of each Fund. For each Fund, except AIM Money Market Fund and AIM Real Estate Fund, dividends begin accruing on the first business day on which a purchase order for shares of the Fund is effective (settle date), and accrue through the day prior to which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Friday (unless Friday is not a business day of the Fund). For AIM Money Market Fund, except Cash Reserve Class purchase orders received prior to noon EST, dividends begin accruing one day after a purchase order for shares is effective and accrue through the day a redemption order is effective. Thus, if a purchase order is effective on Thursday, dividends will begin accruing on Friday (unless Friday is not a business day of the Fund). For AIM Money Market Fund Cash Reserve Class purchase orders received prior to noon EST, dividends begin accruing on the first business day on which a purchase order for shares of the Fund is effective (settle date), and accrue through the day prior to which a redemption order is effective (settle date).



      AIM Real Estate Fund makes quarterly distributions of its net investment income typically during the months of March, June, September and December. For taxable clients, a portion of the dividends paid by a REIT may be considered return of capital and would not currently be regarded as taxable income.


      Distributions paid by a fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

      Dividends on Class B and Class C shares are expected to be lower than those for Class A or Class A3 shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than the Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

      Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the AIM Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


      AIM Real Estate Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


      In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings in order to meet this requirement.

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test").

Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

      Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

      For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

      Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

      DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

      Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

      Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

      Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

      Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

      AIM Limited Maturity Treasury Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars), even if paid in periodic installments, that are recognized from that contract for the taxable year. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or, in the case of a swap or of a cap or floor that hedges a debt instrument, under alternative methods contained in the regulations and, in the case of other notional principal contracts, under alternative methods that the IRS may provide in a revenue procedure).

      EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


      Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.


      PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

      The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.


      SWAP AGREEMENTS. AIM Income Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while such Funds intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Trust as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Trust to qualify as a regulated investment company may limit the extent to which these Funds will be able to engage in swap agreements.

      FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

      A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Fund's fiscal year ending July 31, 2003 may be taxable at a maximum rate of 20%. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

      Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax as a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or have stock of the same class with respect to which the dividends are paid that is readily tradable on an established securities market within the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

      Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

      Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

      AIM MUNICIPAL BOND FUND. With respect to interest income that is exempt from federal income tax, the Fund intends to comply with Section 852(b)(5) of the Code, which enables exempt-interest dividends paid by the Fund from exempt interest to be treated as tax-exempt income by shareholders. Interest income that the Fund receives from municipal securities is generally tax-exempt for purposes of the regular income tax and the alternative minimum tax, subject to the exceptions described below.

      Exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 will generally constitute an item of tax preference for taxpayers that are subject to alternative minimum tax. In addition, exempt-interest dividends derived from all other municipal securities must be taken into account by corporations subject to alternative minimum tax in determining their adjusted current earnings adjustment. Consistent with its stated investment objective, AIM Municipal Bond Fund intends to limit its investments in private activity bonds subject to the alternative minimum tax to no more than 20% of its total assets in any given year.

      Original issue discount on tax-exempt bonds shall be accrued by the Fund as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

      Interest on indebtedness incurred by shareholders will not be deductible for federal income tax purposes to the extent the proceeds of the borrowing was used to purchase or carry Fund shares. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, certain persons who regularly use facilities financed by municipal securities in their trade or business (or persons related thereto) may be "substantial users" of such facilities and should consult their tax advisors before purchasing Fund shares.

      Income that is exempt from federal income tax or alternative minimum tax is not necessarily exempt from tax under state and local laws. Shareholders should consult their tax advisors as to the treatment of exempt-interest dividends under state and local laws.

      The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

      The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. Municipal Bond intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

      Original issue discount on tax-exempt bonds is accrued as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and is included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

      Interest on indebtedness incurred by shareholders (including financial institutions) will not be deductible for FIT purposes to the extent that the money was used to purchase or carry tax-exempt securities. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds should consult their own tax advisor before purchasing Fund shares.

      The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.

      SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

      If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

      BACKUP WITHHOLDING. The Funds may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

      FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

      If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

      Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

      Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

      Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

      FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

      If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

      Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

      EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on June 10, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

      The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares (other than AIM Money Market Fund and AIM Short Term Bond Fund), Class A3 shares of AIM Limited Maturity Treasury Fund, Class B shares (other than AIM Short Term Bond Fund), Class C shares, Class R (other than AIM Short Term Bond Fund) shares and Investor Class shares, if applicable, and AIM Cash Reserve Shares of AIM Money Market Fund (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

                                                                                   INVESTOR
         FUND                       CLASS A*  CLASS A3  CLASS B  CLASS C  CLASS R   CLASS
----------------------------------  --------  --------  -------  -------  -------  --------
AIM High Yield Fund                   0.25%     N/A      1.00%    1.00%    N/A       0.25%
AIM Income Fund                       0.25      N/A      1.00     1.00     0.50%     0.25
AIM Intermediate Government Fund      0.25      N/A      1.00     1.00     0.50      0.25
AIM Limited Maturity Treasury Fund    0.15      0.35%    N/A      N/A      N/A       N/A
AIM Money Market Fund                 0.25      N/A      1.00     1.00     0.50      0.25
AIM Municipal Bond Fund               0.25      N/A      1.00     1.00     N/A       0.25
AIM Real Estate Fund                  0.35      N/A      1.00     1.00     N/A       0.25
AIM Short Term Bond Fund              N/A       N/A      N/A     1.00      N/A       N/A
AIM Total Return Bond Fund            0.35      N/A      1.00     1.00     N/A       N/A


      *AIM Cash Reserve shares of AIM Money Market Fund

      All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

      Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

      AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class A3, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

      AIM Distributors has contractually agreed through July 31, 2004, to waive up to 0.10% of average net assets of AIM Total Return Bond Fund's Class A shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

      AIM Distributors has contractually agreed through July 31, 2004, to waive 0.40% of average net assets of AIM Short Term Bond Fund's Class C shares Rule 12b-1 distribution plan payments. This contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM Distributors and the Fund.

      The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class A3, Class B, Class C, Class R and Investor Class shares (0.15% of the average daily net assets of the Class A shares of AIM Limited Maturity Treasury Fund), as applicable, attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

      AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

      Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

      Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

      Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


      See Appendix J for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2003 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended July 31, 2003.


      As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

      The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

      Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

      Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

      The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

      The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

      The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

      AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

      Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

      AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Class C shares (except for AIM Short Term Bond Fund) will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares (except for AIM Short Term Bond Fund) for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

          AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended July 31, are found in Appendix L.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =     a hypothetical initial payment of $1,000;

                T       =     average annual total return (assuming the
                              applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods);

                n       =     number of years; and


              ERV       =     ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the one, five and ten year periods at the end of the one, five, or ten year periods (or fractional portion of such period).



         The average annual total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are found in Appendix M.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (4) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; and (5) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value. Standardized total return for AIM Cash Reserve Shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where             P     =     a hypothetical initial payment of $1,000;

                  U     =     average annual total return assuming payment of
                              only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                  n     =     number of years; and

                ERV     =     ending redeemable value of a hypothetical $1,000
                              payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P       =     a hypothetical initial payment of $1,000;

                V       =     cumulative total return assuming payment of all
                              of, a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV     =     ending redeemable value of a hypothetical $1,000
                              payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Class A, Class A3, Class B, Class C and Class R, Investor Class and AIM Cash Reserve shares, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are found in Appendix M.


Calculation of Certain Performance Data

      Funds offering Class A3 or Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class A3 or Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class A3 and Class R shares. If the Fund's Class A3 or Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class A3 or Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class A3 or Class R shares). If the Fund's Class A3 or Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class A3 or Class R shares.


      AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund and AIM Real Estate Fund may also use a restated or a blended performance calculation to derive certain performance data shown for their Investor Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Investor Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Investor Class shares.


      A restated or blended performance calculation may be used to derive (i) the Funds', except for AIM Money Market Fund, standardized average annual total returns over a stated period and (ii) the Funds', except for AIM Money Market Fund, non-standardized cumulative total returns over a stated period.

      A restated or blended performance calculation may be used to derive (i) AIM Money Market Fund's non-standardized average annual total returns over a stated period, and (ii) AIM Money Market Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotations

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) =ATV
                                             D

where        P     =     a hypothetical initial payment of $1,000 ;

             T     =     average annual total return (after taxes on
                         distributions);

             n     =     number of years; and

             ATV   =     ending value of a hypothetical $1,000 payment made
                D        at the beginning of the one, five, or ten year
                         periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


             The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended July 31, 2003 are found in Appendix M.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) =ATV
                                             DR

where        P    =        a hypothetical initial payment of $1,000;

             T    =        average annual total return (after taxes on
                           distributions and redemption);

             n    =        number of years; and

             ATV  =        ending value of a hypothetical $1,000 payment made at
                DR         the beginning of the one, five, or ten year periods
                           (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class A3 shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value; (3) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on the Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each fund, with respect to its Class A, Class A3, Class B, Class C and Investor Class shares, for the one, five, and ten year periods (or since inception if less than ten years) ended July 31, 2003 are found in Appendix M.


Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).

         A Fund may quote its distribution rate, which uses the most recent dividend paid annualized as a percentage of the Fund's offering price.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where    a    =   dividends and interest earned during a stated 30-day
                  period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

         b    =   expenses accrued during period (net of reimbursements).

         c    =   the average daily number of shares outstanding during
                  the period that were entitled to receive dividends.

         d    =   the maximum offering price per share on the last day
                  of the period.

         The standard formula for calculating annualized 7-day yield for AIM Money Market Fund is as follows:

                             Y = (V  []  V )  x    365
                                   1      0
                                 ---------         ---
                                   V                7
                                    0

         Where       Y    =    annualized yield.

                     V    =    the value of a hypothetical pre-existing account
                      0        in the AIM Money Market Fund having a balance of
                               one share at the beginning of a stated seven-day period.

                     V    =    the value of such an account at the end of the
                      1        stated period.

         The standard formula for calculating effective annualized yield for the AIM Money Market Fund is as follows:

                                         365/7
                             EY = (Y + 1)      - 1

         Where       EY   =    effective annualized yield.
                      Y   =    annualized yield, as determined above.

         The yield for each Fund, the yield and corresponding tax-equivalent yield for AIM Municipal Bond Fund, and the annualized and effective annualized yield for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of AIM Money Market Fund are found in Appendix M. In addition, the distribution rates for each Fund (other than AIM Money Market Fund) are found in Appendix M.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.


         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.


         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                       Society of CLU & ChFC           Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Consumer Price Index
         Lehman Brothers Aggregate Bond Index
         Lehman Brothers High Yield Index
         Lehman Brothers Intermediate Government Bond Index
         Lehman Brothers 1-2 year Government Bond Index
         Lehman Brothers 1-3 year Government/Credit Index
         Lehman Brothers Municipal Bond Index
         Lipper BBB Rated Fund Index
         Lipper General Municipal Debt Fund Index
         Lipper High Yield Bond Fund Index
         Lipper Intermediate U.S. Government Fund Index
         Lipper Money Market Fund Index
         Lipper Real Estate Fund Index
         Lipper Short U.S. Treasury Fund Index
         Morgan Stanley Real Estate Index
         Standard & Poor's 500 Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills


         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analysis of holdings in the Funds' portfolios.


         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. '

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC:  Default of some kind appears probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                             TRUSTEES AND OFFICERS

                             As of January 1, 2003

--------------------------------------------------------------------------------
The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below length of time served with any predecessor entities.
--------------------------------------------------------------------------------


                                 TRUSTEE
                                  AND/OR                                                      OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                  DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-------------------------------   -----    -------------------------------------------    ---------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946       1988   Director and Chairman, A I M Management Group        None
Trustee, Chairman and                     Inc. (financial services holding company);
President                                 Director and Vice Chairman, AMVESCAP PLC and
                                          Chairman of AMVESCAP PLC - AIM Division
                                          (parent of AIM and a global investment
                                          management firm)

                                          Formerly: President and Chief Executive
                                          Officer, A I M Management Group Inc.;
                                          Director, Chairman and President, A I M
                                          Advisors, Inc. (registered investment
                                          advisor); Director and Chairman, A I M Capital
                                          Management, Inc. (registered investment
                                          advisor), A I M Distributors, Inc. (registered
                                          broker dealer), AIM Investment Services, Inc.
                                          (registered transfer agent), and Fund
                                          Management Company (registered broker dealer);
                                          and Chief Executive Officer, AMVESCAP PLC -
                                          Managed Products

Mark H. Williamson(2) -- 1951      2003   Director, President and Chief Executive         Director and
Trustee and Executive Vice                Officer, A I M Management Group Inc.            Chairman, INVESCO
President                                 (financial services holding company);           Bond Funds, Inc.,
                                          Director, Chairman and President, A I M         INVESCO Combination
                                          Advisors, Inc. (registered investment           Stock & Bond Funds,
                                          advisor); Director, A I M Capital Management,   Inc., INVESCO
                                          Inc. (registered investment advisor) and A I M  Counselor Series
                                          Distributors, Inc. (registered broker dealer);  Funds, Inc.,
                                          Director and Chairman, AIM Investment           INVESCO
                                          Services, Inc. (registered transfer agent);     International
                                          and Fund Management Company (registered broker  Funds, Inc., dealer); and Chief Executive Officer, AMVESCAP  INVESCO Manager
                                          PLC - AIM Division (parent of AIM and a global  Series Funds, Inc.,
                                          investment management firm)                     INVESCO Money
                                                                                          Market Funds, Inc.,
                                          Formerly: Director, Chairman, President and     INVESCO Sector
                                          Chief Executive Officer, INVESCO Funds Group,   Funds, Inc.,
                                          Inc. and INVESCO Distributors, Inc.; Chief      INVESCO Stock
                                          Executive Officer, AMVESCAP PLC - Managed
                                          Products; Chairman and Chief Executive Officer


-----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

                                 TRUSTEE
                                  AND/OR                                                      OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                  DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-------------------------------   -----    -------------------------------------------    ---------------
                                          of NationsBanc Advisors, Inc.; and Chairman of  Funds, Inc.,
                                          NationsBanc Investments, Inc.                   INVESCO Treasurer's
                                                                                          Series Funds, Inc.
                                                                                          and INVESCO
                                                                                          Variable Investment
                                                                                          Funds, Inc.

INDEPENDENT TRUSTEES

Frank S. Bayley -- 1939           2001    Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
Trustee                                                                                   (registered
                                                                                          investment company)

Bruce L. Crockett -- 1944         1992    Chairman, Crockett Technology Associates        ACE Limited
Trustee                                   (technology consulting company)                 (insurance
                                                                                          company); and
                                                                                          Captaris, Inc.
                                                                                          (unified messaging
                                                                                          provider)

Albert R. Dowden -- 1941          2000    Director of a number of public and private      Cortland Trust,
Trustee                                   business corporations, including the Boss       Inc. (Chairman)
                                          Group, Ltd. (private investment and             (registered
                                          management) and Magellan Insurance Company      Investment
                                          Formerly: President, Chief Executive Officer    Company); Annuity
                                          and Director, Volvo Group North America, Inc.;  and Life Re
                                          Senior Vice President, AB Volvo; and director   (Holdings), Ltd.
                                          of various affiliated Volvo companies           (Insurance Company)


Edward K. Dunn, Jr. -- 1935       1998    Formerly: Chairman, Mercantile Mortgage Corp.;  None
Trustee                                   President and Chief Operating Officer,
                                          Mercantile-Safe Deposit & Trust Co.; and
                                          President, Mercantile Bankshares Corp.


Jack M. Fields -- 1952            1997    Chief Executive Officer, Twenty First Century   Administaff
Trustee                                   Group, Inc. (government affairs company) and
                                          Texana Timber LP


Carl Frischling -- 1937           1990    Partner, law firm of Kramer Levin Naftalis and  Cortland Trust,
Trustee                                   Frankel LLP                                     Inc. (registered
                                                                                          investment company)

                                 TRUSTEE
                                  AND/OR                                                      OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                  DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-------------------------------   -----    -------------------------------------------    ---------------
Prema Mathai-Davis -- 1950        1998    Formerly:  Chief Executive Officer, YWCA of     None
Trustee                                   the USA

Lewis F. Pennock -- 1942          1988    Partner, law firm of Pennock & Cooper           None
Trustee

Ruth H. Quigley -- 1935           2001    Retired                                         None
Trustee

Louis S. Sklar -- 1939            1990    Executive Vice President, Hines  (real estate   None
Trustee                                   development company)

OTHER OFFICERS

Kevin M. Carome(3) - 1956         2003    Director, Senior Vice President, Secretary and
Senior Vice President                     N/A General Counsel, A I M Management Group
                                          Inc. (financial services holding company) and
                                          A I M Advisors, Inc.; and Vice President, A I
                                          M Capital Management, Inc., A I M
                                          Distributors, Inc. and AIM Investment
                                          Services, Inc.; Director, Vice President and
                                          General Counsel, Fund Management Company
                                          Formerly: Senior Vice President and General
                                          Counsel, Liberty Financial Companies, Inc.;
                                          and Senior Vice President and General Counsel,
                                          Liberty Funds Group, LLC

Gary T. Crum(4) -- 1947           1991    Director, Chairman and Director of              N/A
Senior Vice President                     Investments, A I M Capital Management, Inc.;
                                          Director and Executive Vice President, A I M
                                          Management Group Inc.; Director and Senior
                                          Vice President, A I M Advisors, Inc.; and
                                          Director, A I M Distributors, Inc. and
                                          AMVESCAP PLC

                                          Formerly: Chief Executive Officer and
                                          President, A I M Capital Management, Inc.

Stuart W. Coco - 1955 Vice        2002    Managing Director and Chief Research Officer -  N/A
President                                 Fixed Income, A I M Capital Management, Inc.;
                                          and Vice President, A I M Advisors, Inc.


-----------
(3)      Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(4)      Information is current as of January 10, 2003.

                                 TRUSTEE
                                  AND/OR                                                      OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                  DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
-------------------------------   -----    -------------------------------------------    ---------------
Melville B. Cox -- 1943           1992    Vice President and Chief Compliance Officer,     N/A
Vice President                            A I M Advisors, Inc. and A I M Capital
                                          Management, Inc.; and Vice President, AIM
                                          Investment Services, Inc.

Edgar M. Larsen(4) - 1940 Vice    2002    Vice President, A I M Advisors, Inc.; and        N/A
President                                 President, Chief Executive Officer and Chief
                                          Investment Officer, A I M Capital Management,
                                          Inc.

Karen Dunn Kelley -- 1960         1992    Managing Director and Chief Cash Management      N/A
Vice President                            Officer, A I M Capital Management, Inc.;
                                          Director and President, Fund Management
                                          Company; and Vice President, A I M Advisors,
                                          Inc.

Dana R. Sutton -- 1959            1988    Vice President and Fund Treasurer, A I M         N/A
Vice President and Treasurer              Advisors, Inc.


-----------
(4)        Information is current as of January 10, 2003.

             TRUSTEE OWNERSHIP OF FUND SHARES AS OF JANUARY 1, 2003


                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
    NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES                TRUSTEE IN THE AIM FAMILY OF
    ---------------                            PER FUND                            FUNDS--REGISTERED TRADEMARK--
                                               --------                            -----------------------------
Robert H. Graham            High Yield                   $10,001 - $50,000                Over $100,000
                            Limited Maturity Treasury        Over $100,000
                            Money Market                     Over $100,000
                            Municipal Bond                   Over $100,000


Mark H. Williamson                                - 0 -                                 $10,001 - $50,000

Frank S. Bayley                                   - 0 -                                 $10,001 - $50,000

Bruce L. Crockett           High Yield                         $1 -$10,000                   $1 - $10,000


Albert R. Dowden                                  - 0 -                                 $50,001 - $100,000

Edward K. Dunn, Jr.         High Yield                        $1 - $10,000                Over $100,000(5)
                            Money Market                     Over $100,000

Jack M. Fields                                    - 0 -                                   Over $100,000(5)

Carl Frischling             High Yield II                $10,001 - $50,000                Over $100,000(5)


Prema Mathai-Davis                                - 0 -                                   Over $100,000(5)

Lewis F. Pennock            High Yield                           $1 - $10,000           $50,001 - $100,000

                            Money Market                         $1 - $10,000


Ruth H. Quigley                                    -0-                                     $1 - $10,000

Louis S. Sklar                                    - 0 -                                   Over $100,000(5)



----------


(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEES COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:


                                                              RETIREMENT
                                            AGGREGATE          BENEFITS                                TOTAL
                                        COMPENSATION FROM       ACCRUED      ESTIMATED ANNUAL       COMPENSATION
                                               THE              BY ALL         BENEFITS UPON        FROM ALL AIM
               TRUSTEE                       TRUST(1)         AIM FUNDS(2)     RETIREMENT(3)           FUNDS(4)
               -------                       --------         ------------     -------------           --------
         Frank S. Bayley                     $                $142,800           $90,000              $150,000
         Bruce L. Crockett                                      50,132            90,000               149,000
         Albert R. Dowden                                       57,955            90,000               150,000
         Edward K. Dunn, Jr.                                    94,149            90,000               149,000
         Jack M. Fields                                         29,153            90,000               153,000
         Carl Frischling(5)                                     74,511            90,000               150,000
         Prema Mathai-Davis                                     33,931            90,000               150,000
         Lewis F. Pennock                                       54,802            90,000               154,000
         Ruth H. Quigley                                       142,502            90,000               153,000
         Louis S. Sklar                                         78,500            90,000               153,000


----------


(1) Amounts shown are based on the fiscal year ended July 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended July 31, 2003, including earnings, was $[ ].



(2) During the fiscal year ended July 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $[ ].


(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.


(5) During the fiscal year ended July 31, 2003, the Trust paid $[ ] in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES


         The Proxy Voting Policies applicable to each Fund (except AIM Real Estate Fund) follow:


PROXY POLICIES AND PROCEDURES

REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A.       Proxy Policies

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       Boards Of Directors

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  - Are not independent directors and sit on the board's audit, compensation or nominating committee;

                  - Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  - Implement or renew a dead-hand or modified dead-hand poison pill;

                  - Enacted egregious corporate governance policies or failed to replace management as appropriate;

                  - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  - Long-term financial performance of the target company relative to its industry;

                  -        Management's track record;

                  -        Portfolio manager's assessment;

                  -        Qualifications of director nominees (both slates);

                  - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  -        Background to the proxy contest.

         II.      Independent Auditors

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  - It is not clear that the auditors will be able to fulfill their function;

                  - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

                  - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     Compensation Programs

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

                  - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                  - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

                  - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

                  - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      Corporate Matters

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

                  - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V.       Shareholder Proposals

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  - We will generally abstain from shareholder social and environmental proposals.

                  - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

                  - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

                  - We will generally vote for proposals to lower barriers to shareholder action.

                  - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      Other

                  - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

                  - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       Proxy Committee Procedures

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       Business/Disaster Recovery

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       Restrictions Affecting Voting

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       Conflicts of Interest

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.


         The Proxy Voting Policies applicable to AIM Real Estate Fund follow:



                                 GENERAL POLICY



         INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries, ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.



         As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.



         INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.



         INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.



                                   BACKGROUND



         ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.



         Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.



         In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.



         In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.



         In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.



         In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
  (3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.



                               PROXY VOTING POLICY



         Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.



                                 PROXY COMMITTEE



         The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.



         The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.



                                  PROXY MANAGER



         The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.



         The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

                              CONFLICTS OF INTEREST



         In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.



         Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.



         In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.



         In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.



         Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.



                             PROXY VOTING PROCEDURES



  The Proxy Manager will:



         -        Vote proxies;



         - Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

         - Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);



         - If requested, provide to clients a report of the proxies voted on their behalf.



                             PROXY VOTING GUIDELINES



The Proxy Committee has adopted the following guidelines in voting proxies:



         I.   CORPORATE GOVERNANCE



              INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.



              INVESCO will generally vote FOR



                  -        Annual election of directors



                  -        Appointment of auditors



                  - Indemnification of management or directors or both against negligent or unreasonable action



                  -        Confidentiality of voting



                  -        Equal access to proxy statements



                  -        Cumulative voting



                  -        Declassification of Boards



                  -        Majority of Independent Directors



              INVESCO will generally vote AGAINST



                  - Removal of directors from office only for cause or by a supermajority vote



                  -        "Sweeteners" to attract support for proposals



                  -        Unequal voting rights proposals ("superstock")



                  -        Staggered or classified election of directors



                  - Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent



                  - Proposals to vote unmarked proxies in favor of management



                  -        Proposals to eliminate existing pre-emptive rights

         II.  TAKEOVER DEFENSE AND RELATED ACTIONS



              INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which
              (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.



              INVESCO will generally vote FOR



                  -        Fair price provisions



                  - Certain increases in authorized shares and/or creation of new classes of common or preferred stock



                  -        Proposals to eliminate greenmail provisions



                  -        Proposals to eliminate poison pill provisions



                  - Proposals to re-evaluate or eliminate in-place "shark repellents"



              INVESCO will generally vote AGAINST



                  - Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval



                  - Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval



         III. COMPENSATION PLANS



              INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.



              INVESCO will generally vote FOR



                  - Stock option plans and/or stock appreciation right plans



                  - Profit incentive plans provided the option is priced at 100% fair market value



                  - Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value



                  -        Profit sharing, thrift or similar savings plans



              INVESCO will generally vote AGAINST



                  - Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)



                  - Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)



                  - Proposals creating an unusually favorable compensation structure in advance of a sale of the company



                  - Proposals that fail to link executive compensation to management performance



                  - Acceleration of stock options/awards if the majority of the board of directors changes within a two year period



                  - Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value



                  - Adoption of a stock purchase plan at less than 85% of fair market value



         IV.  CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION



              INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.



              INVESCO will generally vote FOR



                  - Proposals to reincorporate or reorganize into a holding company



                  - Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven



              INVESCO will generally vote AGAINST



                  - Proposals designed to discourage mergers and acquisitions in advance



                  - Proposals to change state of incorporation to a state less favorable to shareholders' interests



                  - Reincorporating in another state to implement anti-takeover measures



         V.   SOCIAL RESPONSIBILITY



              INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.



              INVESCO will generally vote FOR



                  -        International Labor Organization Principles



                  - Resolutions seeking Basic Labor Protections and Equal Employment Opportunity



                  -        Expanding EEO/Social Responsibility Reporting



                                 RECORD KEEPING



         The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.

                                   APPENDIX E

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



      All information listed below is as of [ ] 2003.


AIM HIGH YIELD FUND


---------------------------------------------------------------------------------------------------------------------
                                          CLASS A SHARES      CLASS B SHARES      CLASS C SHARES      INVESTOR CLASS
                                                                                                          SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                      PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED
PRINCIPAL HOLDER                           OF RECORD           OF RECORD           OF RECORD            OF RECORD
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Acct.
00109801250
Attn:  Cindy Tempesta, 7th Floor
333 West 34th St.                               %                   %                   %                  N/A
New York, NY  10001-2402
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor               -                  %                   %                  N/A
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------

AIM INCOME FUND


---------------------------------------------------------------------------------------------------------------------
                                       CLASS A SHARES  CLASS B SHARES   CLASS C SHARES  CLASS R SHARES     INVESTOR
                                                                                                         CLASS SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                      PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
PRINCIPAL HOLDER                          OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF
                                           RECORD          RECORD           RECORD          RECORD          RECORD
---------------------------------------------------------------------------------------------------------------------
Dennis C. McCluskey M.D. &
Associates Inc. 401K & PSP
Dennis C. McCluskey TTEE
Omnibus Account
754 S. Cleveland Ave., Ste. 300
Mogadore, OH  44260-2205                    ---              ---             ---              %              N/A
---------------------------------------------------------------------------------------------------------------------
D & L Manufacturing Inc. 401K PSP
Lee Eslicker TTEE
Omnibus Account                             ---              ---             ---              %              N/A
P. O. Box 52427
Tulsa, OK  74152-0427
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                   --               %               %               --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------
Reliance Trust Company Custodian
FBO Continental Products Inc.
401K Plan                                   ---              ---             ---              %              N/A
P. O. Box 48529
Atlanta, GA  30362-1529
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Attn:  Cindy Tempesta 7th A
333 West 34th Street                         %                -                -               -             N/A
New York, NY   10001-2402
---------------------------------------------------------------------------------------------------------------------

AIM INTERMEDIATE GOVERNMENT FUND


---------------------------------------------------------------------------------------------------------------------
                                       CLASS A SHARES  CLASS B SHARES   CLASS C SHARES  CLASS R SHARES     INVESTOR
                                                                                                         CLASS SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                      PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
PRINCIPAL HOLDER                          OWNED OF        OWNED OF         OWNED OF        OWNED OF        OWNED OF
                                           RECORD          RECORD           RECORD          RECORD          RECORD
---------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co. FBO
Equator Technologies, Inc.
401 (k) Retirement Plan
P. O. Box 105779                            ---              ---             ---              %              N/A
Atlanta, GA  30348-5779
---------------------------------------------------------------------------------------------------------------------
INVESCO Trust Company TTEE
FBO Big Horn Basin
Orthopedic Clinic PC                        ---              ---             ---              %              N/A
401K Profit Sharing Plan
P. O. Box 105779
Atlanta, GA  30348-5779
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                   %                %               %               --             N/A
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------
Reliance Trust Company FBO Northern
Printing Network 401K                       ---              ---             ---              %              N/A
P. O. Box 48529
Atlanta, GA  30362-1529
---------------------------------------------------------------------------------------------------------------------
Reliance Trust Co.
FBO LIPSON, NEILSON, COLE, SELTZER &
GARN
P.O. Box 48529                              N/A              N/A             N/A              %              N/A
Atlanta, GA   30362-1529
---------------------------------------------------------------------------------------------------------------------

AIM LIMITED MATURITY TREASURY FUND


--------------------------------------------------------------------------------------------------------------------
                                                     CLASS A                 CLASS A3            INSTITUTIONAL CLASS
                                                      SHARES                  SHARES                   SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                 PERCENTAGE              PERCENTAGE               PERCENTAGE
PRINCIPAL HOLDER                                     OWNED OF                OWNED OF                 OWNED OF
                                                      RECORD                  RECORD                   RECORD
--------------------------------------------------------------------------------------------------------------------
ANTC Cust. Rollover IRA FBO
Thomas M. Watlington, III
1630 Ridout Rd.                                         --                      %                        N/A
Annapolis, MD  21401-5537
--------------------------------------------------------------------------------------------------------------------
ESOR & Co.
Attn:  Trust Operations - Lynn Knight                   --                      --                        %
P.O. Box 19006
Green Bay, WI 54307-9006
--------------------------------------------------------------------------------------------------------------------
ANT C CUST ROLLOVER IRA
FBO Thomas M. Watlington                                 -                       -                        %
1630 Ridout Road
Annapolis, MD   21401-5537
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                              %                       --                        --
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
--------------------------------------------------------------------------------------------------------------------
MUIR & Co.
c/o Frost National Bank Texas                           --                      --                        %
P.O. Box 2479
San Antonio, TX 78298
--------------------------------------------------------------------------------------------------------------------


AIM MONEY MARKET FUND


---------------------------------------------------------------------------------------------------------------------
                                       CASH RESERVE       CLASS B          CLASS C         CLASS R         INVESTOR
                                          SHARES           SHARES           SHARES          SHARES       CLASS SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                     PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
PRINCIPAL HOLDER                         OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
                                          RECORD           RECORD           RECORD          RECORD          RECORD
---------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co. FBO
Equator Technologies, Inc. 401 (K)
Retirement Plan
P. O. Box 105779                            ---              ---             ---              %              N/A
Atlanta, GA  30348-5779
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                       CASH RESERVE       CLASS B          CLASS C         CLASS R         INVESTOR
                                          SHARES           SHARES           SHARES          SHARES       CLASS SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                     PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
PRINCIPAL HOLDER                         OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
                                          RECORD           RECORD           RECORD          RECORD          RECORD
---------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co. FBO
West Boylston Insurance Agency Inc.
401 (K) Plan                                ---              ---             ---              %              N/A
P. O. Box 105779
Atlanta, GA  30348-5779
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Acct.
Attn: Cindy Tempesta                         --               %               --              --             N/A
333 West 34th St., 7th Floor
New York, NY 10001-2402
---------------------------------------------------------------------------------------------------------------------
Reliance Trust Company Custodian
FBO Stadtmauer Bailkin LLP
401K Plan                                   ---              ---             ---              %              N/A
P. O. Box 48529
Atlanta, GA  30362-1529
---------------------------------------------------------------------------------------------------------------------
Ataghi Partners Safe Harbor 401k
Ali Taghizadeh or Houshang
5116 Westheimer                             ---              ---             ---              %              N/A
Houston, TX   77056-5506
---------------------------------------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


---------------------------------------------------------------------------------------------------------------------
                                           CLASS A SHARES      CLASS B SHARES      CLASS C SHARES        INVESTOR
                                                                                                       CLASS SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                       PERCENTAGE OWNED    PERCENTAGE OWNED    PERCENTAGE OWNED   PERCENTAGE OWNED
PRINCIPAL HOLDER                                 OF                  OF                  OF              OF RECORD
                                               RECORD              RECORD              RECORD
---------------------------------------------------------------------------------------------------------------------
Robert A. Merkel & Margaret M. Merkel
TTEES Robert A. Merkel & Margaret M.
Merkel Trust Dtd. 05/27/94
5118 S. 288th Pl.                                --                  --                  %
Auburn, WA  98001
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                       --                  %                   %
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Account
Attn: Cindy  Tempesta
333 West 34th St., 7th Floor                     --                  %                   %
New York, NY 10001-2402
---------------------------------------------------------------------------------------------------------------------


AIM REAL ESTATE FUND


---------------------------------------------------------------------------------------------------------------------
                                           CLASS A SHARES     CLASS B SHARES      CLASS C SHARES      INVESTOR CLASS
                                                                                                          SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                          PERCENTAGE         PERCENTAGE          PERCENTAGE       PERCENTAGE OWNED
PRINCIPAL HOLDER                              OWNED OF           OWNED OF            OWNED OF               OF
                                               RECORD             RECORD              RECORD              RECORD
---------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co Inc.
Reinvestment Account
101 Montgomery Street                            %                   -                   -                 N/A
San Francisco, CA  94104-4122
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                           CLASS A SHARES     CLASS B SHARES      CLASS C SHARES      INVESTOR CLASS
                                                                                                          SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                          PERCENTAGE         PERCENTAGE          PERCENTAGE       PERCENTAGE OWNED
PRINCIPAL HOLDER                              OWNED OF           OWNED OF            OWNED OF               OF
                                               RECORD             RECORD              RECORD              RECORD
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                        -                  -                  %                  N/A
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Acct
00109801250
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street                              -                  -                  %                  N/A
New York, NY  10001-2402
---------------------------------------------------------------------------------------------------------------------





AIM TOTAL RETURN BOND FUND


---------------------------------------------------------------------------------------------------------------------
                                                    CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
---------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                               PERCENTAGE OWNED OF    PERCENTAGE OWNED OF     PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                        RECORD                  RECORD                  RECORD
---------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Acct.
00109801250
Attn:  Cindy Tempesta, 7th Floor
333 West 34th St.                                          -                       -                      %
New York, NY  10001-2402
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor                         --                     %                       %
Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


      As of [ ] 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except that the trustees and officers as a group owned [1.22]% of AIM Cash Reserve Shares and [4.13]% of Class A shares of AIM Municipal Bond Fund.

                                   APPENDIX F

                                MANAGEMENT FEES

For the last three fiscal years ended July 31, the management fees payable by each Fund, the amounts waived by AIM and the net fee paid by each Fund were as follows:


----------------------------------------------------------------------------------------------------------------------
    FUND NAME                           2003                                                2002
----------------------------------------------------------------------------------------------------------------------
                     MANAGEMENT      MANAGEMENT     NET MANAGEMENT   MANAGEMENT FEE    MANAGEMENT FEE   NET MANAGEMENT
                     FEE PAYABLE     FEE WAIVERS       FEE PAID          PAYABLE          WAIVERS          FEE PAID
----------------------------------------------------------------------------------------------------------------------
    AIM High
   Yield Fund             $              $                 $           $ 6,811,857       $ (6,338)        $ 6,805,519
----------------------------------------------------------------------------------------------------------------------
 AIM Income Fund                                                         2,544,570         (1,176)          2,543,394
----------------------------------------------------------------------------------------------------------------------
AIM Intermediate                                                         3,328,024        (28,397)          3,299,627
 Government Fund
----------------------------------------------------------------------------------------------------------------------
   AIM Limited
    Maturity                                                             1,200,432          N/A             1,200,432
  Treasury Fund
----------------------------------------------------------------------------------------------------------------------
AIM Money Market                                                         9,087,854          N/A             9,087,854
      Fund
----------------------------------------------------------------------------------------------------------------------
  AIM Municipal                                                          2,040,421          N/A             2,040,421
    Bond Fund
----------------------------------------------------------------------------------------------------------------------
 AIM Real Estate                                                           903,720
      Fund
----------------------------------------------------------------------------------------------------------------------
 AIM Short Term                                                            N/A              N/A               N/A
  Bond Fund(1)
----------------------------------------------------------------------------------------------------------------------
AIM Total Return
  Bond Fund(2)                                                             26,520        (46,520)         $  -0-
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    FUND NAME                                       2001
--------------------------------------------------------------------------------
                             MANAGEMENT FEE    MANAGEMENT FEE   NET MANAGEMENT
                                 PAYABLE          WAIVERS          FEE PAID
--------------------------------------------------------------------------------
    AIM High
   Yield Fund                  $ 9,230,307        $ (835)         $ 9,229,472
--------------------------------------------------------------------------------
 AIM Income Fund                 2,549,509          (109)           2,549,400
--------------------------------------------------------------------------------
AIM Intermediate                 2,247,495        (1,187)           2,246,308
 Government Fund
--------------------------------------------------------------------------------
   AIM Limited
    Maturity                       712,990           N/A              712,990
  Treasury Fund
--------------------------------------------------------------------------------
AIM Money Market                 7,202,907           N/A            7,202,907
      Fund
--------------------------------------------------------------------------------
  AIM Municipal                  1,729,991           N/A            1,729,991
    Bond Fund
--------------------------------------------------------------------------------
 AIM Real Estate                   538,600
      Fund
--------------------------------------------------------------------------------
 AIM Short Term                    N/A              N/A               N/A
  Bond Fund(1)
--------------------------------------------------------------------------------
AIM Total Return
  Bond Fund(2)                      N/A              N/A               N/A
--------------------------------------------------------------------------------



(1)   Commenced operations on August 30, 2002.
(2)   Commenced operations on December 31, 2001.

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

      The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended July 31:


--------------------------------------------------------------------------------
         FUND NAME                  2003              2002              2001
--------------------------------------------------------------------------------
AIM High Yield Fund                                 $205,198          $168,568
--------------------------------------------------------------------------------
AIM Income Fund                                      131,802          123,589
--------------------------------------------------------------------------------
AIM Intermediate
Government Fund                                      158,838          120,488
--------------------------------------------------------------------------------
AIM Limited Maturity
Treasury Fund                                        122,783           81,565
--------------------------------------------------------------------------------
AIM Money Market Fund                                251,839          150,215
--------------------------------------------------------------------------------
AIM Municipal Bond Fund                              112,021           96,500
--------------------------------------------------------------------------------
AIM Real Estate Fund                                 50,000            50,000
--------------------------------------------------------------------------------
AIM Short Term Bond Fund(1)                            N/A              N/A
--------------------------------------------------------------------------------
AIM Total Return Bond Fund(2)                        29,178             N/A
--------------------------------------------------------------------------------



(1)   Commenced operations on August 30, 2002.
(2)   Commenced operations on December 31, 2001.

                                   APPENDIX H

                             BROKERAGE COMMISSIONS


Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended July 31 were as follows:



                  FUND                     2003           2002           2001
                  ----                     ----           ----           ----
AIM High Yield Fund(2)                  $              $   72,345     $    3,642
AIM Income Fund(2)                                          1,549         10,514
AIM Intermediate Government Fund                              -0-            -0-
AIM Limited Maturity Treasury Fund                            -0-            -0-
AIM Money Market Fund                                         -0-            -0-
AIM Municipal Bond Fund                                       -0-            -0-
AIM Real Estate Fund(3)                                   441,056        177,266
AIM Short Term Bond Fund(4)                                   N/A            N/A
AIM Total Return Bond Fund(5)                                 -0-            N/A



(1) Disclosure regarding brokerage commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in brokerage commission paid to AIM High Yield Fund and AIM Income Fund for the fiscal year ended July 31, 2002, as compared to the two prior fiscal years, was due to an increase in equity trading activity in the funds on which commissions were paid.


(3) The increase in brokerage commissions paid by AIM Real Estate Fund for the fiscal year ended July 31, 2002, as compared to the two prior years, was due to increased asset levels. The investment of additional cash generated more commissions.


(4)   Commenced operations on August 30, 2002.


(5)   Commenced operations on December 31, 2001.

                                   APPENDIX I

              DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE
                  OF SECURITIES OF REGULAR BROKERS OR DEALERS


      During the last fiscal year ended July 31, 2003, none of the Funds, except AIM High Yield Fund and AIM Real Estate Fund paid directed brokerage commissions. AIM High Yield Fund and AIM Real Estate Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research statistics and other information:



                                                             Related
              Fund            Transactions            Brokerage Commissions
              ----            ------------            ---------------------
AIM High Yield Fund             $541,954                     $22,378
AIM Real Estate Fund           78,197,205                    159,175



      During the last fiscal year ended July 31, 2003, none of AIM High Yield Fund, AIM Intermediate Government Fund, AIM Limited Maturity Treasury Fund, AIM Municipal Bond Fund, AIM Real Estate Fund or AIM Short Term Bond Fund purchased securities of their "regular" brokers or dealers.



      During the last fiscal year ended July 31, 2003, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:


              Fund                             Security                      Market Value
              ----                             --------                      ------------
AIM Income Fund
         Lehman Brothers Holdings Inc.         Medium Term Discount Notes    $  1,189,116
         Salomon Smith Barney Holdings Inc.    Unsecured Notes                  3,496,481
         Fidelity Investments                  Bonds                            4,287,038

AIM Money Market Fund
         Credit Suisse First Boston            Floating Rate Notes           $ 33,000,000
         Goldman Sachs Group, Inc.             Promissory Notes                75,000,000
         Merrill Lynch Mortgage Capital, Inc.  Master Notes                    70,000,000
         Morgan Stanley Dean Witter & Co.      Master Notes                    80,000,000

AIM Total Return Bond Fund
         Fidelity Investments                  Bonds                         $    215,700
         Lehman Brothers Holdings Inc.         Notes                               62,501

                                   APPENDIX J

    AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS



      A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended July 31, 2003 were as follows:



                                           CLASS A(1)    CLASS A3    CLASS B    CLASS C    CLASS R
FUND                                         SHARES       SHARES     SHARES     SHARES     SHARES
----                                         ------       ------     ------     ------     ------
AIM High Yield Fund                        $                 N/A     $          $            N/A
AIM Income Fund                                              N/A                           $
AIM Intermediate Government Fund                             N/A
AIM Limited Maturity Treasury Fund(2)      $                          N/A        N/A         N/A
AIM Money Market Fund                                        N/A
AIM Municipal Bond Fund                                      N/A                             N/A
AIM Real Estate Fund                                         N/A                             N/A
AIM Short Term Bond Fund(3)                    N/A           N/A       N/A        N/A        N/A
AIM Total Return Bond Fund(4)                                                                N/A


(1)   For AIM Cash Reserve Shares of AIM Money Market Fund.

(2) Information on Class A3 shares in the table is for the period October 31, 2002 (the date Class A3 shares commenced operations) to July 31, 2003.


(3)   Commenced operations on August 30, 2002.


(4)   Commenced operations on December 31, 2001.

                                   APPENDIX K

         ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


      An estimate by category of the allocation of actual fees paid by Class A Shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of the Funds during the fiscal year ended July 31, 2003 follows:



                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
AIM High Yield Fund                  $         0   $        0   $      0   $        -0-   $
AIM Income Fund                                0            0          0            -0-
AIM Intermediate Government Fund               0            0          0            -0-
AIM Limited Maturity Treasury Fund             0            0          0            -0-
AIM Money Market Fund                          0            0          0            -0-
AIM Municipal Bond Fund                        0            0          0            -0-
AIM Real Estate Fund                                                                -0-
AIM Total Return Bond Fund



      An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the fiscal year ended July 31, 2003 follows:



                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
AIM High Yield Fund                  $             $            $          $              $
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund           N/A          N/A        N/A            N/A            N/A
AIM Money Market Fund                                       0
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Total Return Bond Fund                                           -0-



      An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended July 31, 2003 follows:



                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
AIM High Yield Fund                  $             $            $          $              $
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund           N/A          N/A        N/A            N/A            N/A
AIM Money Market Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Short Term Bond Fund                     N/A          N/A        N/A            N/A            N/A
AIM Total Return Bond Fund                                           -0-



      An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended July 31, 2003 follows:



                                                   PRINTING &              UNDERWRITERS     DEALERS
                                     ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION
AIM Income Fund                      $             $            $          $              $
AIM Intermediate Government Fund
AIM Money Market Fund

      Class A3 shares of AIM Limited Maturity Treasury Fund commenced operations on October 31, 2002. The fees paid by Class A3 shares of the Fund for the above noted categories during the fiscal year ended July 31, 2003 was $[ ].

                                   APPENDIX L

                              TOTAL SALES CHARGES

      The following chart reflects the total sales charges paid in connection with the sale of Class A shares (for AIM Money Market Fund, AIM Cash Reserve Shares) of each Fund and the amount retained by AIM Distributors for the last three fiscal years ended July 31:


                                            2003                   2002                      2001
                                            ----                   ----                      ----
                                      SALES      AMOUNT      SALES       AMOUNT        SALES       AMOUNT
                                     CHARGES    RETAINED    CHARGES     RETAINED      CHARGES     RETAINED
                                     -------    --------    -------     --------      -------     --------
AIM High Yield Fund                 $          $           $  900,144  $  163,249    $2,210,223  $  388,238
AIM Income Fund                                               719,480     130,523     1,331,391     241,096
AIM Intermediate Government Fund                            1,659,371     300,212     1,265,501     215,039
AIM Limited Maturity Treasury Fund                          1,032,517     262,205       417,964     100,352
AIM Money Market Fund                                             N/A         N/A           N/A         N/A
AIM Municipal Bond Fund                                       370,282      67,279       524,615      94,615
AIM Real Estate Fund                                          574,475      94,833       101,685      17,940
AIM Total Return Bond Fund(1)                                  76,644      13,297           N/A         N/A



(1)   Commenced operations on December 31, 2001.


      The following chart reflects the contingent deferred sales charges paid by Class A (for AIM Money Market Fund, AIM Cash Reserve Shares), Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended July 31:


                                            2003         2002            2001*
                                            ----         ----            -----
AIM High Yield Fund                     $             $  287,974      $  105,346
AIM Income Fund(3)                                        73,150          52,982
AIM Intermediate Government Fund(3)                      283,571         209,395
AIM Limited Maturity Treasury Fund                        82,921             N/A
AIM Money Market Fund(3)                               5,957,473       2,800,220
AIM Municipal Bond Fund                                   97,058          25,351
AIM Real Estate Fund                                       4,318           5,332
AIM Short Term Bond Fund(1)                                 N/A              N/A
AIM Total Return Bond Fund(2)                                 14             N/A



(1)   Commenced operations on August 30, 2002.


(2)   Commenced operations on December 31, 2001.


(3) Information on Class R shares in the table above is for the period June 3, 2002 (the date Class R shares commenced operations) to July 31, 2002.

                                   APPENDIX M

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS


The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS A SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %            %          N/A         07/11/78
AIM Income Fund                                                                N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Limited Maturity Treasury Fund                                             N/A         12/15/87
AIM Municipal Bond Fund                                                        N/A         03/28/77
AIM Real Estate Fund                                               N/A          %          12/31/96
AIM Total Return Bond Fund                            N/A          N/A                     12/31/01



      The average annual total return for AIM Cash Reserve Shares of AIM Money Market Fund for the one year period ended July 31, 2003, was [ ]%; for the five year period ended July 31, 2003, was [ ]%; and since inception (October 16, 1993), was [ ]%.



      The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS B SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %           N/A          %          09/01/93
AIM Income Fund                                                                N/A         09/07/93
AIM Intermediate Government Fund                                               N/A         09/07/93
AIM Money Market Fund                                                          N/A         10/16/93
AIM Municipal Bond Fund                                                        N/A         09/01/93
AIM Real Estate Fund                                               N/A         N/A         03/03/98
AIM Total Return Bond Fund                                         N/A         N/A         12/31/01

      The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS C SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %           N/A          %          08/04/97
AIM Income Fund                                                    N/A                     08/04/97
AIM Intermediate Government Fund                                   N/A                     08/04/97
AIM Money Market Fund                                              N/A                     08/04/97
AIM Municipal Bond Fund                                            N/A                     08/04/97
AIM Real Estate Fund                                               N/A                     05/01/95
AIM Short Term Bond Fund                   N/A        N/A          N/A         N/A         08/30/02
AIM Total Return Bond Fund                            N/A          N/A                     12/31/01



      The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         CLASS R SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
         ---------------                 ------     -------     --------    ---------       ------
AIM Income Fund                             %          %            %          N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Money Market Fund                                              N/A          %          10/16/93


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to June 3, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.
** The inception date shown in the table is that of AIM Income Fund's and AIM Intermediate Government Fund's Class A shares and AIM Money Market Fund's Cash Reserve Shares. The inception date of the Fund's Class R shares is June 3, 2002.


      The average annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year period ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         CLASS A3 SHARES:                1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
         ----------------                ------     -------     --------    ---------       ------
AIM Limited Maturity Treasury Fund          %          %            %         N/A          12/15/87


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.
** The inception date shown in the table is that of AIM Limited Maturity Treasury Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

      The average annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         INVESTOR CLASS SHARES:          1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
         ----------------------          ------     -------     --------    ---------       ------
AIM High Yield Fund                         %          %            %          N/A         07/11/78
AIM Income Fund                                                                N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Money Market Fund                                              N/A          %          10/16/93
AIM Municipal Bond Fund                                            N/A         N/A         03/28/77
AIM Real Estate Fund                                               N/A                     12/31/96



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

** The inception date shown is that of the Class A shares of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund, that of AIM Cash Reserve Shares of AIM Money Market Fund and AIM Real Estate Fund.


CUMULATIVE TOTAL RETURNS


      The cumulative total returns (including sales load) for each Fund with respect to its Class A shares for the one, five and ten year periods (or since inception, if less than ten years), ended July 31, 2003 are as follows:



                                                               PERIODS ENDED
                                                                JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS A SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %            %          N/A         07/11/78
AIM Income Fund                                                                N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Limited Maturity Treasury Fund                                             N/A         12/15/87
AIM Municipal Bond Fund                                                        N/A         03/28/77
AIM Real Estate Fund                                               N/A          %          12/31/96
AIM Total Return Bond Fund                            N/A          N/A                     12/31/01



      The cumulative total returns for AIM Cash Reserves Shares of AIM Money Market Fund for the one-year period ended July 31, 2003 was [0.85]%; and for the five-year period ended July 31, 2003 was [19.32]%; and since inception was [42.93]%.

      The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class B shares for the one, five and ten year periods (or since inception, if less than ten years), ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS B SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %           N/A          %          09/01/93
AIM Income Fund                                                                N/A         09/07/93
AIM Intermediate Government Fund                                               N/A         09/07/93
AIM Money Market Fund                                                          N/A         10/16/93
AIM Municipal Bond Fund                                                        N/A         09/01/93
AIM Real Estate Fund                                  N/A          N/A                     03/03/98
AIM Total Return Bond Fund                            N/A          N/A                     12/31/01



      The cumulative total returns (including maximum applicable contingent deferred sales charge) for each of the named Funds' Class C shares for the one, five and ten year periods (or since inception, if less than ten years), ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS C SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %           N/A          %          08/04/97
AIM Income Fund                                                    N/A                     08/04/97
AIM Intermediate Government Fund                                   N/A                     08/04/97
AIM Money Market Fund                                              N/A                     08/04/97
AIM Municipal Bond Fund                                            N/A                     08/04/97
AIM Real Estate Fund                                               N/A                     05/01/95
AIM Short Term Bond Fund                   N/A        N/A          N/A                     08/30/02
AIM Total Return Bond Fund                            N/A          N/A                     12/31/01



      The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         CLASS R SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
         ---------------                 ------     -------     --------    ---------       ------
AIM Income Fund                             %          %            %          N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Money Market Fund                                              N/A          %          10/16/93


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class R shares since June 3, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares.
** The inception date shown in the table is that of the AIM Income Fund's and AIM Intermediate Government Fund's Class A shares and AIM Money Market Fund's Cash Reserve Shares. The inception date of the Fund's Class R shares is June 3, 2002.

      The cumulative annual total returns for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         CLASS A3 SHARES:                1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
         ----------------                ------     -------     --------    ---------       ------
AIM Limited Maturity Treasury Fund          %          %            %           N/A        12/15/87


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.
** The inception date shown in the table is that of AIM Limited Maturity Treasury Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.


      The cumulative annual total returns for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         INVESTOR CLASS SHARES:          1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
         ----------------------          ------     -------     --------    ---------       ------
AIM High Yield Fund                         %          %            %          N/A         07/11/78
AIM Income Fund                                                                N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Money Market Fund                                              N/A          %          10/16/93
AIM Municipal Bond Fund                                                        N/A         03/28/77
AIM Real Estate Fund                                               N/A                     12/31/96


* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.


** The inception date shown is that of the Class A shares of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund, that of AIM Cash Reserve Shares of AIM Money Market Fund and AIM Real Estate Fund.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTION)


      The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                    PERIODS ENDED
                                                    JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS A SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %            %          N/A         07/11/78
AIM Income Fund                                                                N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Limited Maturity Treasury Fund                                             N/A         12/15/87
AIM Municipal Bond Fund                                                        N/A         03/28/77
AIM Real Estate Fund                                               N/A          %          12/31/96
AIM Total Return Bond Fund                            N/A          N/A                     12/31/01



      The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS B SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %           N/A          %          09/01/93
AIM Income Fund                                                    N/A                     09/07/93
AIM Intermediate Government Fund                                   N/A                     09/07/93
AIM Municipal Bond Fund                                            N/A                     09/01/93
AIM Real Estate Fund                                    N/A        N/A                     03/03/98
AIM Total Return Bond Fund                              N/A        N/A                     12/31/01



      The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS C SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %           N/A          %          08/04/97
AIM Income Fund                                                    N/A                     08/04/97
AIM Intermediate Government Fund                                   N/A                     08/04/97
AIM Municipal Bond Fund                                            N/A                     08/04/97
AIM Real Estate Fund                                               N/A                     05/01/95
AIM Short Term Bond Fund                   N/A        N/A          N/A         N/A         08/30/02
AIM Total Return Bond Fund                            N/A          N/A                     12/31/01

      The average annual total returns (after taxes on distributions) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         CLASS A3 SHARES:                1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
AIM Limited Maturity Treasury Fund          %          %            %           %          12/15/87


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.
** The inception date shown in the table is that of AIM Limited Maturity Treasury Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.


      The average annual total returns (after taxes on distributions) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         INVESTOR CLASS SHARES:          1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
         ----------------------          ------     -------     --------    ---------       ------
AIM High Yield Fund                         %          %            %          N/A         07/11/78
AIM Income Fund                                                                N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Municipal Bond Fund                                                        N/A         03/28/77
AIM Real Estate Fund                                               N/A          %          12/31/96



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.
**    The inception date shown is that of the Fund's Class A shares.


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


      The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS A SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %            %          N/A         07/11/78
AIM Income Fund                                                                N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Limited Maturity Treasury Fund                                             N/A         12/15/87
AIM Municipal Bond Fund                                                        N/A         03/28/77
AIM Real Estate Fund                                               N/A                     12/31/96
AIM Total Return Bond Fund                            N/A          N/A          %          12/31/01

      The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS B SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %           N/A          %          09/01/93
AIM Income Fund                                                    N/A                     09/07/93
AIM Intermediate Government Fund                                   N/A                     09/07/93
AIM Municipal Bond Fund                                            N/A                     09/01/93
AIM Real Estate Fund                                  N/A          N/A                     03/03/98
AIM Total Return Bond Fund                 N/A        N/A                                  12/31/01



      The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003
                                                                              SINCE       INCEPTION
         CLASS C SHARES:                 1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE
         ---------------                 ------     -------     --------    ---------       ----
AIM High Yield Fund                         %          %           N/A          %          08/04/97
AIM Income Fund                                                    N/A                     08/04/97
AIM Intermediate Government Fund                                   N/A                     08/04/97
AIM Municipal Bond Fund                                            N/A                     08/04/97
AIM Real Estate Fund                                               N/A                     05/01/95
AIM Short Term Bond Fund                   N/A        N/A          N/A                     08/30/02
AIM Total Return Bond Fund                            N/A          N/A                     12/31/01



      The average annual total returns (after taxes on distributions and redemption) for AIM Limited Maturity Treasury Fund, with respect to its Class A3 shares, for the one, five and ten year periods ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         CLASS A3 SHARES:                1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
AIM Limited Maturity Treasury Fund          %          %            %          N/A         12/15/87


* The returns shown for these periods are the blended returns of the historical performance of the Fund's Class A3 shares since October 31, 2002 and the restated historical performance of the Fund's Class A shares (for periods prior to October 31, 2002) at the net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class A3 shares.
** The inception date shown in the table is that of AIM Limited Maturity Treasury Fund's Class A shares. The inception date of the Fund's Class A3 shares is October 31, 2002.

      The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended July 31, 2003 are as follows:



                                                       PERIODS ENDED
                                                       JULY 31, 2003*
                                                                              SINCE       INCEPTION
         INVESTOR CLASS SHARES:          1 YEAR     5 YEARS     10 YEARS    INCEPTION       DATE**
         ----------------------          ------     -------     --------    ---------       ------
AIM High Yield Fund                         %          %            %          N/A         07/11/78
AIM Income Fund                                                                N/A         05/03/68
AIM Intermediate Government Fund                                               N/A         04/28/87
AIM Municipal Bond Fund                                                        N/A         03/28/77
AIM Real Estate Fund                                               N/A          %          12/31/96



* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.


**    The inception date shown is that of the Fund's Class A shares.


YIELDS

      The 30-day yields for each of the named Funds are as follows:


                                                                30 DAYS ENDED
                                                                JULY 31, 2003
                                                 CLASS A(1)   CLASS B     CLASS C     CLASS R     INVESTOR
                                                 ----------   -------     -------     -------      CLASS
                                                                                                   -----
      AIM High Yield Fund                            %           %           %          N/A         N/A
      AIM Income Fund                                                                    %          N/A
      AIM Intermediate Government Fund                                                              N/A
      AIM Limited Maturity Treasury Fund                        N/A         N/A         N/A          %
      AIM Municipal Bond Fund                                                           N/A         N/A
      AIM Real Estate Fund                                                              N/A         N/A
      AIM Short Term Bond Fund                      N/A         N/A                     N/A         N/A
      AIM Total Return Bond Fund                                                        N/A         N/A


(1)   For Class A3 shares of AIM Limited Maturity Treasury Fund.

      The tax equivalent yield, assuming a tax rate of 38.6% for Class A shares, Class B shares and Class C shares of AIM Municipal Bond Fund are as follows:


                                                       TAX-EQUIVALENT YIELD
                                                          JULY 31, 2003
                                                 CLASS A      CLASS B     CLASS C     INVESTOR CLASS
                                                 -------      -------     -------     --------------
      AIM Municipal Bond Fund                       %            %           %             N/A


      The 7-day annualized yield for AIM Cash Reserve Shares, Class B shares, Class C shares and Class R shares of AIM Money Market Fund are as follows:

                                                       7 DAYS ENDED
                                                      JULY 31, 2003
                                  CASH RESERVE     CLASS B     CLASS C     CLASS R     INVESTOR CLASS
                                  ------------     -------     -------     -------     --------------
      AIM Money Market Fund            %              %           %           %             N/A


DISTRIBUTION RATES

      The distribution rates at offering price for each of the named Funds are as follows:


                                                              30 DAYS ENDED
                                                              JULY 31, 2003
      30-DAY:                                CLASS A(1)    CLASS B     CLASS C     CLASS R     INVESTOR CLASS
      -------                                ----------    -------     -------     -------     --------------
      AIM High Yield Fund                        %            %           %          N/A            N/A
      AIM Income Fund                                                                 %             N/A
      AIM Intermediate Government Fund                                                              N/A
      AIM Limited Maturity Treasury Fund        N/A          N/A         N/A         N/A            N/A
      AIM Municipal Bond Fund                                                        N/A            N/A
      AIM Short Term Bond Fund                  N/A          N/A                     N/A            N/A
      AIM Total Return Bond Fund                                                     N/A            N/A


(1)   For Class A3 shares of AIM Limited Maturity Treasury Fund.


                                                        90 DAYS ENDED
                                                        JULY 31, 2003
      90-DAY:                                  CLASS A     CLASS B     CLASS C
      -------                                  -------     -------     -------
      AIM Real Estate Fund                        %           %           %



                                                             12 MONTHS ENDED
                                                              JULY 31, 2003
      12-MONTH:                              CLASS A(1)    CLASS B     CLASS C     CLASS R
      ---------                              ----------    -------     -------     -------
      AIM High Yield Fund                        %            %           %          N/A
      AIM Income Fund                                                                 %
      AIM Intermediate Government Fund
      AIM Limited Maturity Treasury Fund                     N/A         N/A         N/A
      AIM Municipal Bond Fund                                                        N/A
      AIM Short Term Bond Fund(2)               N/A          N/A         N/A         N/A
      AIM Total Return Bond Fund                                                     N/A


(1)   For Class A3 shares of AIM Limited Maturity Treasury Fund.
(2)   Commenced operations on August 30, 2002.

      Yield and distribution rate information on Investor Class shares is not reflected in the tables above since Investor Class shares have not yet commenced operations.


      Information on Class A3 shares shares is not reflected in the 12-month distribution rate table above since they commenced operations on October 31, 2002.

                              FINANCIAL STATEMENTS






                                       FS

                                     PART C

                                OTHER INFORMATION

Item 23.       Exhibits

a (1)      -   (a) Amended and Restated Agreement and Declaration of Trust of
               Registrant, dated May 15, 2002.(14)

           - (b) Amendment No. 1, dated June 11, 2002, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(15)

           - (c) Amendment No. 2, dated August 8, 2002, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.
               (16)

           - (d) Amendment No. 3, dated May 14, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.
               (18)

           - (e) Amendment No. 4, dated June 23, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(18)


           - (f) Amendment No. 5, dated June 11, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(19)



           - (g) Amendment No. 6, dated July 30, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(19)


b          -   Amended and Restated Bylaws of Registrant, adopted effective May
               15, 2002.(14)

c          -   Articles II, VI, VII, VIII and IX of the Amended and Restated
               Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws define rights of holders of shares.

d (1)      -   (a) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(10)

           - (b) Amendment No. 1, dated December 28, 2001, to the Master Investment Advisory Agreement, dated June 1, 2000.(13)


           - (c) Amendment No. 2, dated August 29, 2002, to the Master Investment Advisory Agreement, dated June 1, 2000. (18)


           - (d) Amendment No. 3, dated June 23, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000.(18)


           - (e) Form of Amendment No. 4, dated , 2003, to the Master Investment Advisory Agreement, dated June 1, 2000.(19)



  (2)      -   Form of Master Intergroup Sub-Advisory contract for Mutual Funds, dated __, 2003, between A I M Advisors, Inc. and INVESCO
               Institutional (N.A.), Inc. on behalf of AIM Real Estate Fund.(19)


e (1)      -   (a) Third Amended and Restated Master Distribution Agreement,
               dated November 28, 2000, between the Registrant (on behalf of its Class A Shares, Class C Shares, AIM Cash Reserve Shares and
               Institutional Class Shares) and A I M Distributors, Inc.(11)

           - (b) Amendment No. 1, dated December 28, 2001, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class C Shares, AIM Cash Reserve Shares and Institutional Class Shares).(13)

           - (c) Amendment No. 2, dated June 3, 2002, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares).(15)

           - (d) Amendment No. 3, dated August 29, 2002, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000(on behalf of its Class A Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares).(17)

           - (e) Amendment No. 4, dated October 31, 2002, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class A3 Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares). (17)

               (f) Amendment No. 5, dated June 23, 2003, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class A3 Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Institutional Class Shares). (18)

           - (g) Form of Amendment No. 6, dated ________, 2003, to the Third Amended and Restated Master Distribution Agreement, dated November 28, 2000 (on behalf of its Class A Shares, Class A3 Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares, and Institutional Class Shares). (18)


           - (h) Form of Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated ____, 2003, between Registrant and A I M Distributors, Inc.(19)



           - (i) Form of Amendment No. [1], dated ____, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated _______, 2003, between Registrant and A I M Distributors, Inc.(19)


  (2)      -   (a) First Amended and Restated Master Distribution Agreement,
               dated December 31, 2000, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.(11)

           - (b) Amendment No. 1, dated December 28, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000 (on behalf of its Class B Shares).(13)

           - (c) Amendment No. 2, dated June 23, 2003, to First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc.(18)


           - (d) Form of Amended and Restated Master Distribution Agreement (Class B shares) dated ____, 2003, between Registrant and A I M Distributors, Inc.(19)



           - (e) Form of Amendment No. [1], dated ____, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated _____, 2003, between Registrant and A I M Distributors, Inc.(19)

  (3)      -   Form of Selected Dealer Agreement between A I M Distributors,
               Inc. and selected dealers.(11)

  (4)      -   Form of Bank Selling Group Agreement between A I M Distributors,
               Inc. and banks.(6)

f (1)      -   AIM Funds Retirement Plan for Eligible Directors/Trustees, as
               restated October 1, 2001.(12)

  (2)      -   Form of AIM Funds Director Deferred Compensation Agreement, as
               amended March 7, 2000, September 28, 2001 and September 26,
               2002.(18)

g (1)      -   (a) Second Amended and Restated Custody Agreement, dated June 16,
               1987, between Short-Term Investments Co. (on behalf of its
               Limited Maturity Treasury Portfolio) and The Bank of New York.(3)

           - (b) Amendment, dated May 17, 1993, to Second Amended and Restated Custody Agreement, dated June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York.(3)

           - (c) Assignment and Acceptance of Assignment of Custody Agreement, dated October 15, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio).(3)

           - (d) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York.(10)

           - (e) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York.(10)

  (2)      -   (a) Master Custodian Contract, dated May 1, 2000, between
               Registrant (on behalf of AIM High Yield Fund, AIM Income Fund,
               AIM Intermediate Government Fund, AIM Short Term Bond Fund and
               AIM Total Return Bond Fund) and State Street Bank and Trust
               Company.(10)

           - (b) Amendment, dated May 1, 2000, to Custodian Contract, dated May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(10)

           - (c) Amendment, dated June 29, 2001, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(12)

           - (d) Amendment dated April 2, 2002, to the Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(15)

  (3)      -   (a) Subcustodian Agreement with Texas Commerce Bank, dated
               September 9, 1994, among Texas Commerce Bank National
               Association, State Street Bank and Trust Company, A I M Fund
               Services, Inc. and Registrant.(3)

           - (b) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Chase Bank of Texas, N.A. (formerly Texas Commerce Bank) , State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant.(8)

           - (c) Amendment No. 2, dated March 15, 2002, to the Subcustodian Agreement with Texas Commerce Bank National Association, dated September 9, 1994, among J P Morgan Chase Bank (formerly known as The Chase Manhattan Bank, successor-in-interest by merger to Chase Bank of Texas, N.A.), State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant.(17 )

  (4)      -   Foreign Assets Delegation Agreement, dated May 31, 2002, between
               A I M Advisors, Inc. and Registrant.(12)

h (1)      -   (a) Amended and Restated Transfer Agency and Service Agreement,
               dated December 29, 1997, between Registrant and A I M Fund
               Services, Inc.(5)

           - (b) Amendment No. 1, dated January 1, 1999, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(7)

           - (c) Amendment No. 2, dated July 1, 1999, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(7)

           - (d) Amendment No. 3, dated July 1, 2000, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(10)

           - (e) Amendment No. 4, dated January 1, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(14)

           - (f) Amendment No. 5, dated March 4, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(14)

           - (g) Amendment No. 6, dated October 31, 2002, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(17)

           - (h) Amendment No. 7, dated May 14, 2003, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(18)

           - (i) Amendment No. 8, dated June 11, 2003, to the Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc.(18)

  (2)      -   (a) Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(10)

           - (b) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 1, 2000.(11)

           - (c) Amendment No. 2, dated December 28, 2001, to the Master Administrative Services Agreement, dated June 1, 2000.(13)

           - (d) Amendment No. 3, dated August 29, 2002, to the Master Administrative Services Agreement, dated June 1, 2000.(18)

           - (e) Amendment No. 4, dated June 23, 2003, to the Master Administrative Services Agreement, dated June 1, 2000.(18)


           - (f) Form of Amendment No. 5, dated , 2003, to the Master Administrative Services Agreement, dated June 1, 2000.(19)


  (3)      -   Memorandum of Agreement, dated June 1, 2000, regarding securities lending, between Registrant, with respect to all Funds, and A I M
               Advisors, Inc.(10)

  (4)      -   Memorandum of Agreement, dated July 1, 2003, regarding fee waivers, between Registrant and A I M Advisors, Inc. (on behalf of AIM Short Term Bond Fund and AIM Total Return Bond Fund).(18)

  (5)      -   Memorandum of Agreement, dated July 1, 2003, between Registrant and A I M Distributors, Inc. (on behalf of AIM Short Term Bond
               Fund and AIM Total Return Bond Fund).(18)

  (6)      -   Memorandum of Agreement, dated July 1, 2003, between Registrant
               (on behalf of each Fund's Institutional Class) and A I M Fund
               Services, Inc.(18)

  (7)      -   Interfund Loan Agreement, dated September 18, 2001, between
               Registrant and A I M Advisors, Inc.(11)


   (8)     -   Agreement and Plan of Reorganization, dated July 30, 2003, between Registrant and AIM Advisor Funds previously filed with the Proxy Statement of AIM Advisor Funds on August 1, 2003 is hereby incorporated by reference.


I (1)      -   Opinion and Consent of Ballard Spahr Andrews & Ingersoll,
               LLP.(19)





j (1)      -   Consent of Ernst & Young, LLP.(19)

  (2)      -   Consent of Dechert, Price & Rhoads.(17)

k          -   Omitted Financial Statements - None.

L (1)      -   (a) Initial Capitalization Agreement for Registrant's AIM High
               Yield Fund II.(6)

           - (b) Initial Capitalization Agreement for Registrant's AIM Total Return Bond Fund.(13)

           - (c) Initial Capitalization Agreement for Registrant's AIM Short Term Bond Fund.(17)

m (1)      -   (a) Sixth Amended and Restated Master Distribution Plan, dated
               October 31, 2002, for Registrant's Class A Shares, Class A3
               Shares, Class C Shares, Class R Shares and AIM Cash Reserve
               Shares.(17)

           - (b) Amendment No. 1, dated June 23, 2003, to Sixth Amended and Restated Master Distribution Plan, dated October 31, 2002, for Registrant's Class A Shares, Class A3 Shares, Class C Shares, Class R Shares and AIM Cash Reserves Shares.(18)

           - (c) Form of Seventh Amended and Restated Master Distribution Plan, dated __________, 2003, for Registrant's Class A Shares, Class A3 Shares, Class C Shares, Class R Shares, AIM Cash Reserve Shares and Investor Class Shares. (18)



           - (d) Form of Amended and Restated Master Distribution Plan (Class A Shares), effective as of August 18, 2003.(19)



           - (e) Form of Amendment No. [1], dated ______, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares).(19)



  (2)      -   Form of Amended and Restated Master Distribution Plan (AIM Cash
               Reserves Shares), effective August 18, 2003.(19)



  (3)      -   Form of Amended and Restated Master Distribution Plan (Class A3
               Shares), effective August 18, 2003.(19)



  (4)      -   (a) First Amended and Restated Master Distribution Plan, dated
               December 31, 2000, for Registrant's Class B Shares.(11)


           - (b) Amendment No. 1, dated December 28, 2001, to the First Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class B Shares.(13)


           - (c) Amendment No. 2, dated June 23, 2003, to the First Amended and Restated Master Distribution Plan, dated December 31, 2000, for Registrant's Class A Shares, Class A3 Shares, Class C Shares, Class R Shares and AIM Cash Reserve Shares.(18)



           - (d) Form of Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature), effective as of August 18, 2003.(19)



           - (e) Form of Amendment No. [1], dated ____, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature).(19)



  (5)      -   (a) Form of Amended and Restated Master Distribution Plan (Class
               C Shares), effective as of August 18, 2003.(19)



           - (b) Form of Amendment No. [1], dated ____, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares).(19)



  (6)      -   (a) Form of Amended and Restated Master Distribution Plan (Class
               R shares), effective as of August 18, 2003.(19)



           - (b) Form of Amendment No. [1], dated _____, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class R Shares).(19)



  (7)      -   (a) Form of Amended and Restated Master Distribution Plan
               (Investor Class Shares), effective as of August 18, 2003. (19)



           - (b) Form of Amendment No. [1], dated , 2003 to the Registrant's Amended and Restated ---- Master Distribution Plan (Investor Class Shares). (19)



  (8)      -   Form of Master Related Agreement to Amended and Restated Master
               Distribution Plan (Class A Shares).(19)



  (9)      -   Form of Master Related Agreement to Amended and Restated Master
               Distribution Plan (AIM Cash Reserve Shares).(19)

  (10)     -   Form of Master Related Agreement to Amended and Restated Master
               Distribution Plan (Class A3 Shares).(19)



  (11)     -   Form of Master Related Agreement to Amended and Restated Master
               Distribution Plan (Class C Shares).(19)



  (12)     -   Form of Master Related Agreement to Amended and Restated Master
               Distribution Plan (Class R Shares).(19)



  (13)     -   Form of Master Related Agreement to Amended and Restated Master
               Distribution Plan (Investor Class Shares).(19)



  (14)     -   Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plans.(11)



  (15)     -   Form of Bank Shareholder Service Agreement to be used in
               connection with Registrant's Master Distribution Plans.(11)



  (16)     -   Form of Agency Pricing Agreement (for the Retail Classes) to be
               used in connection with Registrant's Master Distribution
               Plans.(16)



  (17)     -   Forms of Service Agreements for Bank Trust Departments and for
               Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plans.(11)



  (18)     -   Form of Variable Group Annuity Contractholder Service Agreement
               to be used in connection with Registrant's Master Distribution
               Plans.(11)



  (19)     -   Form of Shareholder Service Agreement for Shares of the AIM
               Mutual Funds to be used in connection with Registrant's Master
               Distribution Plans.(10)



n          -   Fourth Amended and Restated Multiple Class Plan of The AIM Family
               of Funds --Registered Trademark-- effective December 12, 2001, as amended and restated March 4, 2002, as amended and restated
               October 31, 2002, as further amended and restated July 21, 2003 and as further amended and restated effective August 18, 2003.(19)


o          -   Reserved.


P (1)      -   The A I M Management Group Inc. Code of Ethics adopted May 1,
               1981, as last amended June 13, 2003, relating to A I M Management
               Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(19)


  (2)      -   The A I M Management Group Inc. Code of Ethics adopted May 1,
               1981, as last amended June 10, 2003, relating to A I M Management
               Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(18)

  (3)      -   AIM Funds Code of Ethics of Registrant, effective as September
               23, 2000.(10)

----------

(1) Incorporated herein by reference to Post-Effective Amendment No. 5, filed electronically on November 30, 1994.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6, filed electronically on November 17, 1995.

(3) Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on November 21, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on November 21, 1997.

(5) Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on July 10, 1998.

(6) Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on November 18, 1998.

(7) Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on October 14, 1999.

(8) Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on March 10, 2000.

(9) Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on May 25, 2000.

(10) Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on November 15, 2000.

(11) Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on October 12, 2001.

(12) Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on November 8, 2001.

(13) Incorporated herein by reference to Post-Effective Amendment No. 17, filed electronically on December 21, 2001.

(14) Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on May 22, 2002.

(15) Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on June 13, 2002.

(16) Incorporated herein by reference to Post-Effective Amendment No. 20, filed electronically on August 28, 2002.

(17) Incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on November 20, 2002.


(18) Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on July 7, 2003.



(19)  Filed herewith electronically.



Item 24.       Persons Controlled by or Under Common Control With the Fund

            None.

Item 25.       Indemnification

            The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things
            (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

            A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

            Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of Investment Advisor

            The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.       Principal Underwriters

  (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

            AIM Advisor Funds
            AIM Equity Funds
            AIM Floating Rate Fund
            AIM Funds Group
            AIM Growth Series
            AIM International Funds, Inc.
            AIM Investment Funds
            AIM Series Trust
            AIM Special Opportunities Funds
            AIM Summit Fund

            AIM Tax-Exempt Funds
            AIM Variable Insurance Funds
            INVESCO Bond Funds, Inc.
            INVESCO Combination Stock & Bond Funds, Inc.
            INVESCO Counselor Series Funds, Inc.
            INVESCO International Funds, Inc.
            INVESCO Manager Series Funds, Inc.
            INVESCO Money Market Funds, Inc.
            INVESCO Sector Funds, Inc.
            INVESCO Stock Funds, Inc.

  (b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.


Name and Principal         Positions and Offices with      Positions and Offices
Business Address*                 Underwriter                 with Registrant
----------------------  ---------------------------------  ---------------------
Michael J. Cemo         Chairman, Director &               None
                        Chief Executive Officer

Mark H. Williamson      Director                           Trustee & Executive
                                                           Vice President

Gary T. Crum            Director                           Senior Vice President

Gene L. Needles         President                          None

James L. Salners        Executive Vice President           None

John S. Cooper          Senior Vice President              None

Name and Principal         Positions and Offices with      Positions and Offices
Business Address*                 Underwriter                 with Registrant
----------------------  ---------------------------------  ---------------------
Raymond R. Cunningham   Senior Vice President              None

Marilyn M. Miller       Senior Vice President              None

Leslie A. Schmidt       Senior Vice President              None

James E. Stueve         Senior Vice President              None

Stephen H. Bitteker     First  Vice President              None

Glenda A. Dayton        First Vice President               None

Gary K. Wendler         First Vice President               None

Kevin M. Carome         Vice President                     Senior Vice President

Mary A. Corcoran        Vice President                     None

Sidney M. Dilgren       Vice President                     None

Tony D. Green           Vice President                     None

Dawn M. Hawley          Vice President & Treasurer         None

Ofelia M. Mayo          Vice President, General Counsel &  Assistant Secretary
                        Assistant Secretary

Kim T. McAuliffe        Vice President                     None

Linda L. Warriner       Vice President                     None

Rebecca Starling-Klatt  Assistant Vice President & Chief   None
                        Compliance Officer

Kathleen J. Pflueger    Secretary                          Assistant Secretary


----------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

I     Not applicable.

Item 28.       Location of Accounts and Records


            A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodians, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, with respect to AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, with respect to AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29.       Management Services

               None.

Item 30.       Undertakings

               Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th day of August, 2003.

                             REGISTRANT: AIM INVESTMENT SECURITIES FUNDS


                                  By:  /s/ Robert H. Graham
                                      ---------------------------------
                                      Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                  SIGNATURES                                      TITLE                                DATE
                  ----------                                      -----                                ----
            /s/ Robert H. Graham                        Chairman, Trustee & President              August 28, 2003
            ------------------------                    (Principal Executive Officer)
              (Robert H. Graham)

            /s/ Frank S. Bayley                                 Trustee                            August 28, 2003
            -----------------------
                (Frank S. Bayley)

            /s/ Bruce L. Crockett                               Trustee                            August 28, 2003
            -----------------------
               (Bruce L. Crockett)

            /s/ Albert R. Dowden                                Trustee                            August 28, 2003
            -----------------------
               (Albert R. Dowden)

            /s/ Edward K. Dunn, Jr.                             Trustee                            August 28, 2003
            -----------------------
              (Edward K. Dunn, Jr.)

            /s/ Jack M. Fields                                  Trustee                            August 28, 2003
            -----------------------
                (Jack M. Fields)

            /s/ Carl Frischling                                 Trustee                            August 28, 2003
            -----------------------
                (Carl Frischling)

            /s/ Prema Mathai-Davis                              Trustee                            August 28, 2003
            -----------------------
              (Prema Mathai-Davis)

            /s/ Lewis F. Pennock                                Trustee                            August 28, 2003
            -----------------------
               (Lewis F. Pennock)

            /s/ Ruth H. Quigley                                 Trustee                            August 28, 2003
            -----------------------
               (Ruth H. Quigley)

            /s/ Louis S. Sklar                                  Trustee                            August 28, 2003
            -----------------------
               (Louis S. Sklar)

            /s/ Mark H. Williamson                              Trustee &                          August 28, 2003
            -----------------------                     Executive Vice President
              (Mark H. Williamson)

            /s/ Dana R. Sutton                          Vice President & Treasurer                 August 28, 2003
            -----------------------                     (Principal Financial and
               (Dana R. Sutton)                            Accounting Officer)

                                      INDEX


Exhibit Number   Description
--------------   -----------
a(1)(f)           Amendment No. 5, dated June 11, 2003, to the Amended and
                  Restated Agreement and Declaration of Trust, dated May 15,
                  2002

a(1)(g)           Amendment No. 6, dated July 30, 2003, to the Amended and
                  Restated Agreement and Declaration of Trust, dated May 15,
                  2002

d(1)(e)           Form of Amendment No. 4, dated , 2003, to the Master
                  Investment Advisory Agreement, dated June 1, 2000

d(2)              Form of Master Intergroup Sub-Advisory contract for Mutual
                  Funds, dated , 2003, between A I M Advisors, Inc. and INVESCO
                  Institutional (N.A.), Inc. on behalf of AIM Real Estate Fund

e(1)(h)           Form of Amended and Restated Master Distribution Agreement
                  (all Classes of Shares except Class B shares), dated ____,
                  2003, between Registrant and A I M Distributors, Inc

e(1)(i) Form of Amendment No. [1], dated ____, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of
                  Shares except Class B shares), dated _______, 2003, between
                  Registrant and A I M Distributors, Inc

e(2)(d)           Form of Amended and Restated Master Distribution Agreement
                  (Class B shares) dated ____, 2003, between Registrant and A I
                  M Distributors, Inc

e(2)(e) Form of Amendment No. [1], dated ____, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), dated _____, 2003, between Registrant and A I M Distributors,
                  Inc

h(2)f             Form of Amendment No. 5, dated , 2003, to the Master
                  Administrative Services Agreement, dated June 1, 2000

i(1)              Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(1)              Consent of Ernst & Young, LLP

m(1)(d)           Form of Amended and Restated Master Distribution Plan (Class A
                  Shares), effective as of August 18, 2003

m(1)(e)           Form of Amendment No. [1], dated ______, 2003, to Registrant's
                  Amended and Restated Master Distribution Plan (Class A Shares)

m(2)              Form of Amended and Restated Master Distribution Plan (AIM
                  Cash Reserves Shares), effective August 18, 2003

m(3)              Form of Amended and Restated Master Distribution Plan (Class
                  A3 Shares), effective August 18, 2003

m(4)(d)           Form of Amended and Restated Master Distribution Plan (Class B
                  Shares) (Securitization Feature), effective as of August 18,
                  2003

m(4)(e)           Form of Amendment No. [1], dated ____, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class B Shares) (Securitization Feature)

m(5)(a)           Form of Amended and Restated Master Distribution Plan (Class C
                  Shares), effective as of August 18, 2003

m(5)(b)           Form of Amendment No. [1], dated ____, 2003, to the
                  Registrant's Amended and Restated Master Distribution Plan
                  (Class C Shares)

m(6)(a) Form of Amended and Restated Master Distribution Plan (Class R shares), effective as of August 18, 2003

m(6)(b) Form of Amendment No.[1], dated _____, 2003, to the Registrant's Amended and Restated Master Distribution Plan
                  (Class R Shares)

m(7)(a)           Form of Amended and Restated Master Distribution Plan
                  (Investor Class Shares), effective as of August 18, 2003

m(7)(b)           Form of Amendment No.[1], dated , 2003 to the Registrant's
                  Amended and Restated Master Distribution Plan (Investor Class
                  Shares)

m(8)              Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A Shares)

m(9)              Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (AIM Cash Reserve Shares)

m(10)             Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class A3 Shares)

m(11)             Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class C Shares)

m(12)             Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Class R Shares)

m(13)             Form of Master Related Agreement to Amended and Restated
                  Master Distribution Plan (Investor Class Shares)

n                 Fourth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds --Registered Trademark-- effective December
                  12, 2001, as amended and restated March 4, 2002, as amended and restated October 31, 2002, as further amended and restated
                  July 21, 2003 and as further amended and restated effective
                  August 18, 2003

p(1)              The A I M Management Group Inc. Code of Ethics adopted May 1,
                  1981, as last amended June 13, 2003, relating to A I M
                  Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries